UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

	Schedule of Investments (Unaudited)
Pax Large Cap Fund		March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.6%
CONSUMER DISCRETIONARY: 13.3%
Amazon.com, Inc. (a)	22,039	$31,897,926
Aptiv PLC	139,300	11,836,321
Discovery, Inc., Class A (a)(b)	383,790	8,224,620
Home Depot, Inc., The	127,400	22,707,776
Walt Disney Co., The	171,830	17,258,605
		91,925,248

CONSUMER STAPLES: 8.3%
Estee Lauder Cos, Inc., The, Class A	107,055	16,028,275
McCormick & Co., Inc. (b)	102,600	10,915,614
Mondelez International, Inc., Class A	261,000	10,891,530
PepsiCo, Inc.	175,945	19,204,397
		57,039,816

ENERGY: 5.3%
ConocoPhillips	227,000	13,458,830
Pioneer Natural Resources Co.	61,214	10,515,341
Schlumberger, Ltd.	192,777	12,488,094
		36,462,265

FINANCIALS: 16.0%
Bank of America Corp.	695,400	20,855,046
BlackRock, Inc.	23,100	12,513,732
Citizens Financial Group, Inc.	357,700	15,016,246
CME Group, Inc.	91,500	14,799,210
JPMorgan Chase & Co.	159,218	17,509,203
Prudential Financial, Inc.	181,600	18,804,680
Voya Financial, Inc.	215,300	10,872,650
		110,370,767

HEALTH CARE: 14.2%
Becton Dickinson & Co.	75,300	16,317,510
Biogen, Inc. (a)	48,718	13,339,963
Humana, Inc.	54,300	14,597,469
Johnson & Johnson	137,900	17,671,885
Thermo Fisher Scientific, Inc.	64,927	13,404,828
Zoetis, Inc.	274,054	22,886,250
		98,217,905

INDUSTRIALS: 9.6%
Cummins, Inc.	66,800	10,827,612
Ingersoll-Rand PLC	175,003	14,964,506
Stanley Black & Decker, Inc.	95,563	14,640,252
Waste Management, Inc.	177,727	14,950,395
Xylem, Inc.	144,100	11,084,172
		66,466,937
INFORMATION TECHNOLOGY: 24.9%
Alphabet, Inc., Class A (a)	17,423	18,070,089

Alphabet, Inc., Class C (a)	17,675	18,236,891
Apple, Inc.	142,375	23,887,677
Lam Research Corp.	42,655	8,665,790
Microsoft Corp.	372,757	34,021,530
Oracle Corp.	317,800	14,539,350
salesforce.com, Inc. (a)	76,800	8,931,840
TE Connectivity, Ltd.	172,200	17,202,780
Texas Instruments, Inc.	92,600	9,620,214
Visa, Inc., Class A	147,000	17,584,140
		170,760,301

MATERIALS: 3.7%
DowDuPont, Inc.	227,600	14,500,396
Vulcan Materials Co.	95,000	10,846,150
		25,346,546

REAL ESTATE: 1.6%
Prologis, Inc., REIT	180,000	11,338,200

TELECOMMUNICATION SERVICES: 1.7%
T-Mobile US, Inc. (a)	191,500	11,689,160

TOTAL COMMON STOCKS		679,617,145
(Cost $546,225,804)

MONEY MARKET: 1.4%
State Street Institutional U.S. Government Money Market Fund, 1.620% (c)(d)	9,688,843	9,688,843
(Cost $9,688,843)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.694% (c)	3,034,516	3,034,516
(Cost $3,034,516)

TOTAL INVESTMENTS: 100.4%		692,340,504
(Cost $558,949,163)

Other assets and liabilities - (net): 0.0% (e)		147,497

Payable upon return of securities loaned: -0.4%		(3,034,516)

Net Assets: 100.0%		$689,453,485

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2018. The total market value of securities on loan as of March 31, 2018 was $8,097,501.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%

REIT - Real Estate Investment Trust

Pax Mid Cap Fund	Schedule of Investments (Unaudited) March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.0%
CONSUMER DISCRETIONARY: 12.7%
Aramark	75,000	$2,967,000
Carter's, Inc.	18,671	1,943,651
Macy's, Inc.	83,520	2,483,885
Newell Brands, Inc. (b)	143,403	3,653,908
Sinclair Broadcast Group, Inc. (b)	50,000	1,565,000
Yum! Brands, Inc.	47,544	4,047,421
		16,660,865

CONSUMER STAPLES: 7.3%
Hain Celestial Group, Inc, The (a)(b)	56,100	1,799,127
Lamb Weston Holdings, Inc.	38,333	2,231,747
Maple Leaf Foods, Inc.	124,900	3,044,096
US Foods Holding Corp. (a)	79,399	2,601,905
		9,676,875

ENERGY: 7.6%
Antero Resources Corp. (a)	207,300	4,114,905
Concho Resources, Inc. (a)	27,459	4,127,911
Pioneer Natural Resources Co.	10,000	1,717,800
		9,960,616

FINANCIALS: 14.2%
Alleghany Corp.	2,500	1,536,100
Capitol Federal Financial, Inc.	42,320	522,652
Citizens Financial Group, Inc.	85,000	3,568,300
Investors Bancorp, Inc. (b)	274,319	3,741,712
LegacyTexas Financial Group, Inc.	28,600	1,224,652
Legg Mason, Inc. (b)	73,993	3,007,815
RenaissanceRe Holdings, Ltd.	12,034	1,666,829
White Mountains Insurance Group, Ltd.	4,324	3,556,576
		18,824,636

HEALTH CARE: 8.8%
Biogen, Inc. (a)	19,500	5,339,490
Catalent, Inc. (a)	56,827	2,333,317
IQVIA Holdings, Inc. (a)	40,000	3,924,400
		11,597,207

INDUSTRIALS: 12.9%
Expeditors Intl. of Washington, Inc.	23,575	1,492,298
KLX, Inc. (a)	40,000	2,842,400
Masco Corp.	40,597	1,641,743
Pentair PLC	43,172	2,941,308
Robert Half International, Inc.	38,579	2,233,338
Waste Management, Inc.	48,000	4,037,760
WESCO International, Inc. (a)	30,000	1,861,500
		17,050,347

INFORMATION TECHNOLOGY: 11.0%
Amdocs, Ltd.	42,500	2,835,600
Citrix Systems, Inc. (a)	46,393	4,305,270
Genpact, Ltd.	42,110	1,347,099
Skyworks Solutions, Inc.	16,500	1,654,290
SS&C Technologies Holdings, Inc.	52,915	2,838,361

Versum Materials, Inc.	38,526	1,449,733
		14,430,353
MATERIALS: 9.5%
Alcoa Corp. (a)	24,999	1,123,955
Celanese Corp., Class A	37,000	3,707,770
Newmont Mining Corp.	140,000	5,469,800
Valvoline, Inc. (b)	97,556	2,158,914
		12,460,439

REAL ESTATE: 8.5%
Forest City Realty Trust, Inc, Class A, REIT	143,253	2,902,306
Jones Lang LaSalle, Inc.	11,220	1,959,461
Prologis, Inc., REIT	45,000	2,834,550
Weyerhaeuser Co., REIT	98,482	3,446,870
		11,143,187

UTILITIES: 3.5%
ONE Gas, Inc.	69,044	4,558,285

TOTAL COMMON STOCKS		126,362,810
(Cost $105,883,561)

MONEY MARKET: 3.3%
State Street Institutional U.S. Government Money Market Fund, 1.620% (c)(d)	4,408,732	4,408,732
(Cost $4,408,732)

TOTAL INVESTMENTS: 99.3%		130,771,542
(Cost $110,292,293)

Other assets and liabilities - (net): 0.7%		892,639

Net Assets: 100.0%		$131,664,181

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2018. The total market value of securities on loan as of March 31, 2018 was $11,701,510.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Small Cap Fund	March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.9%
CONSUMER DISCRETIONARY: 7.5%
BJs Restaurants, Inc.	75,000	$3,367,500
Carter's, Inc.	109,908	11,441,423
Deckers Outdoor Corp. (a)	62,774	5,651,543
Jamba, Inc. (a)	383,572	3,287,212
Michaels Cos, Inc., The (a)(b)	680,665	13,415,907
Sinclair Broadcast Group, Inc. (b)	459,022	14,367,389
Wendy's Co, The	471,535	8,275,439
		59,806,413

CONSUMER STAPLES: 4.8%
Hain Celestial Group, Inc, The (a)(b)	234,163	7,509,607
Maple Leaf Foods, Inc.	751,600	18,318,190
Performance Food Group Co. (a)	409,521	12,224,202
		38,051,999

ENERGY: 5.8%
Antero Resources Corp. (a)(b)	1,257,756	24,966,457
Parsley Energy, Inc., Class A (a)	495,099	14,352,920
SemGroup Corp., Class A (b)	325,760	6,971,264
		46,290,641

FINANCIALS: 24.3%
Beneficial Bancorp, Inc.	850,000	13,217,500
Capitol Federal Financial, Inc.	1,774,200	21,911,370
Charter Financial Corp.	401,997	8,196,719
HomeTrust Bancshares, Inc. (a)	935,606	24,372,536
Investors Bancorp, Inc. (b)	1,999,775	27,276,930
LegacyTexas Financial Group, Inc.	251,766	10,780,620
Legg Mason, Inc.	399,500	16,239,675
Meridian Bancorp, Inc.	1,064,437	21,448,406
RenaissanceRe Holdings, Ltd.	76,404	10,582,718
TheStreet, Inc. (a)	1,471,653	2,634,259
Victory Capital Holdings, Inc. (a)(b)	982,348	12,082,880
White Mountains Insurance Group, Ltd.	29,505	24,268,453
		193,012,066

HEALTH CARE: 9.9%
Brookdale Senior Living, Inc. (a)(b)	901,286	6,047,629
Catalent, Inc. (a)	376,969	15,478,347
Ligand Pharmaceuticals, Inc. (a)	174,520	28,823,723
Natus Medical, Inc. (a)(b)	854,722	28,761,395
		79,111,094

INDUSTRIALS: 18.9%
Beacon Roofing Supply, Inc. (a)	449,764	23,868,975
Comfort Systems USA, Inc.	273,146	11,267,273
EMCOR Group, Inc.	151,400	11,798,602
KLX, Inc. (a)(b)	271,777	19,312,474
Korn/Ferry International	332,444	17,150,786
MasTec, Inc. (a)(b)	294,709	13,866,058
MRC Global, Inc. (a)	1,458,303	23,974,501
Thermon Group Holdings, Inc. (a)	232,230	5,204,274

Watts Water Technologies, Inc., Class A	70,351	5,466,273
WESCO International, Inc. (a)	295,753	18,351,474
		150,260,690
INFORMATION TECHNOLOGY: 12.1%
Apptio, Inc., Class A (a)	347,449	9,846,705
Callidus Software, Inc. (a)	390,000	14,020,500
Entegris, Inc.	156,100	5,432,280
Envestnet, Inc. (a)	150,000	8,595,000
ExlService Holdings, Inc. (a)	144,596	8,064,119
Imperva, Inc. (a)	170,909	7,400,360
Power Integrations, Inc	185,097	12,651,380
Verint Systems, Inc. (a)	370,000	15,761,999
Versum Materials, Inc.	158,612	5,968,570
Web.com Group, Inc. (a)	394,471	7,139,925
Westell Technologies, Inc., Class A (a)	349,472	1,170,731
		96,051,569

MATERIALS: 5.1%
Kaiser Aluminum Corp.	116,174	11,721,957
Scotts Miracle-Gro Co., The (b)	108,235	9,281,151
Valvoline, Inc. (b)	890,129	19,698,555
		40,701,663

REAL ESTATE: 5.6%
CatchMark Timber Trust, Inc, Class A, REIT	1,123,442	14,009,322
Physicians Realty Trust, REIT (b)	471,075	7,334,638
Ryman Hospitality Properties, Inc., REIT	197,012	15,258,579
Terreno Realty Corp., REIT	232,170	8,012,187
		44,614,726

TELECOMMUNICATION SERVICES: 1.0%
ORBCOMM, Inc. (a)(b)	866,213	8,116,416

UTILITIES: 2.9%
Unitil Corp.	499,549	23,184,069

TOTAL COMMON STOCKS		779,201,346
(Cost $700,771,138)

MONEY MARKET: 1.1%
State Street Institutional U.S. Government Money Market Fund, 1.620% (c)(d)	8,381,553	8,381,553
(Cost $8,381,553)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.694% (c)	2,060,802	2,060,802
(Cost $2,060,802)

TOTAL INVESTMENTS: 99.3%		789,643,701
(Cost $711,213,493)

Payable upon return of securities loaned - (net): -0.3%		(2,060,802)

Other assets and liabilities - (net): 1.0%		8,246,607

Net Assets: 100.0%		$795,829,506

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2018. The total market value of securities on loan as of March 31, 2018 was $58,898,244.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.9%
CONSUMER DISCRETIONARY: 16.2%
Amazon.com, Inc. (a)	4,439	$6,424,741
Aptiv PLC	6,391	543,043
Best Buy Co., Inc.	16,539	1,157,565
Booking Holdings, Inc. (a)	225	468,088
BorgWarner, Inc.	18,806	944,625
Darden Restaurants, Inc.	8,884	757,361
Delphi Technologies PLC	3,138	149,526
Discovery, Inc., Class C (a)	11,411	222,743
GameStop Corp., Class A (b)	2,582	32,585
Gap Inc., The	32,627	1,017,962
Home Depot, Inc., The	15,500	2,762,719
John Wiley & Sons, Inc., Class A	7,449	474,501
Lowe's Cos., Inc.	4,402	386,276
Marriott International, Inc., Class A	14,364	1,953,217
McDonald's Corp.	9,028	1,411,799
Michael Kors Holdings, Ltd. (a)	14,490	899,539
Michaels Cos, Inc., The (a)	46,740	921,245
Netflix, Inc. (a)	1,145	338,176
NIKE, Inc., Class B	26,027	1,729,234
Nordstrom, Inc.	7,112	344,292
NVR, Inc. (a)	76	212,800
Royal Caribbean Cruises, Ltd.	2,620	308,479
Sally Beauty Holdings, Inc. (a)(b)	6,297	103,586
Signet Jewelers, Ltd.	3,399	130,929
Starbucks Corp.	45,300	2,622,417
Target Corp.	25,701	1,784,420
Time Warner, Inc.	11,579	1,095,142
TJX Cos., Inc., The	12,619	1,029,206
VF Corp.	16,300	1,208,156
Viacom, Inc., Class B	30,075	934,130
Walt Disney Co., The	5,000	502,200
Williams-Sonoma, Inc.	13,332	703,396
		33,574,098

CONSUMER STAPLES: 9.6%
Campbell Soup Co. (b)	18,866	817,086
Clorox Co., The	2,418	321,860
Colgate-Palmolive Co.	12,933	927,037
CVS Health Corp.	13,709	852,837
Dr. Pepper Snapple Group, Inc.	22,420	2,654,080
Estee Lauder Cos, Inc., The, Class A	12,665	1,896,204
General Mills, Inc.	29,116	1,311,967
Herbalife Ltd (a)	4,782	466,102
Hershey Co.,The	3,461	342,501
Ingredion, Inc.	1,126	145,164
Kimberly-Clark Corp.	12,701	1,398,761
Kroger Co., The	3,144	75,267
McCormick & Co., Inc.	804	85,538
PepsiCo, Inc.	45,180	4,931,397
Procter & Gamble Co., The	29,071	2,304,749
Sysco Corp.	6,690	401,132
Walgreens Boots Alliance, Inc.	16,747	1,096,426
		20,028,108

ENERGY: 0.4%
Concho Resources, Inc. (a)	2,755	414,159
Marathon Petroleum Corp.	1,599	116,903
Valero Energy Corp.	3,826	354,938
		886,000

FINANCIALS: 9.8%
Aflac, Inc.	72,634	3,178,464
Allstate Corp., The	954	90,439
American Express Co.	6,578	613,596
East West Bancorp, Inc.	22,447	1,403,835
FactSet Research Systems, Inc.	379	75,580
Lincoln National Corp.	21,569	1,575,831
MarketAxess Holdings, Inc.	777	168,951
Morningstar, Inc.	4,256	406,533
New Residential Investment Corp., REIT	12,787	210,346
Old Republic International Corp.	59,743	1,281,487
PNC Financial Services Group, Inc.	30,700	4,643,068
Prudential Financial, Inc.	18,548	1,920,645
Reinsurance Group of America, Inc.	6,161	948,794
Travelers Cos., Inc., The	8,594	1,193,363
Unum Group	55,824	2,657,781
		20,368,713

HEALTH CARE: 13.2%
AbbVie, Inc.	15,739	1,489,696
Aetna, Inc.	1,563	264,147
Agilent Technologies, Inc.	17,334	1,159,645
Amgen, Inc.	1,346	229,466
Anthem, Inc.	6,193	1,360,602
Baxter International, Inc.	5,070	329,753
Biogen, Inc. (a)	1,538	421,135
Bristol-Myers Squibb Co.	2,849	180,199
Cardinal Health, Inc.	2,588	162,216
Celgene Corp. (a)	17,207	1,535,036
Centene Corp. (a)	846	90,412
Cooper Cos, Inc., The	967	221,259
Eli Lilly & Co.	5,425	419,732
Express Scripts Holding Co. (a)	20,168	1,393,205
Gilead Sciences, Inc.	6,316	476,163
Hologic, Inc. (a)	13,064	488,071
Humana, Inc.	7,636	2,052,786
IQVIA Holdings, Inc. (a)	1,162	114,004
Johnson & Johnson	40,827	5,231,980
McKesson Corp.	11,410	1,607,327
Merck & Co., Inc.	11,498	626,296
Thermo Fisher Scientific, Inc.	20,991	4,333,802
UnitedHealth Group, Inc.	15,427	3,301,378
		27,488,310

INDUSTRIALS: 9.0%
3M Co.	23,800	5,224,576
Delta Air Lines, Inc.	5,917	324,311
Eaton Corp PLC	15,157	1,211,196
Expeditors Intl. of Washington, Inc.	8,194	518,680
Hexcel Corp.	722	46,634
Landstar System, Inc.	15,792	1,731,593
Owens Corning	1,148	92,299
Robert Half International, Inc.	3,188	184,553
Roper Technologies, Inc.	8,580	2,408,320
Ryder System, Inc.	15,530	1,130,429
Stanley Black & Decker, Inc.	17,596	2,695,707
United Parcel Service, Inc., Class B	18,089	1,893,195
W.W. Grainger, Inc.	932	263,076
Waste Management, Inc.	13,039	1,096,841
		18,821,410

INFORMATION TECHNOLOGY: 24.5%
Accenture PLC, Class A	13,221	2,029,424
Alphabet, Inc., Class A (a)	4,465	4,630,830
Alphabet, Inc., Class C (a)	1,456	1,502,289
Apple, Inc.	38,722	6,496,776
CA, Inc.	20,101	681,424
CDW Corp.	1,459	102,582
Cisco Systems, Inc.	33,712	1,445,908
Cognizant Technology Solutions, Class A	24,303	1,956,392
F5 Networks, Inc. (a)	3,807	550,530
Facebook, Inc., Class A (a)	14,536	2,322,707
HP, Inc.	108,326	2,374,506
IBM	20,307	3,115,703
Intel Corp.	83,901	4,369,564
Intuit, Inc.	2,033	352,421
MasterCard, Inc., Class A	27,033	4,735,100
Microsoft Corp.	52,646	4,804,999
NVIDIA Corp.	896	207,505
Oracle Corp.	25,848	1,182,546
Red Hat, Inc. (a)	9,990	1,493,605
Synopsys, Inc. (a)	10,105	841,140
Texas Instruments, Inc.	45,595	4,736,865
Visa, Inc., Class A	7,634	913,179
		50,845,995

MATERIALS: 2.6%
Air Products & Chemicals, Inc.	2,391	380,241
Eastman Chemical Co.	19,442	2,052,686
LyondellBasell Industries NV, Class A	3,577	378,017
Owens-Illinois, Inc. (a)	16,846	364,884
Praxair, Inc.	9,469	1,366,377
Royal Gold, Inc.	1,998	171,568
Sonoco Products Co.	12,602	611,197
		5,324,970

REAL ESTATE: 6.6%
Apple Hospitality REIT, Inc., REIT	53,585	941,488
Brixmor Property Group, Inc., REIT	29,380	448,045
CBRE Group, Inc., Class A (a)	49,387	2,332,054
Chimera Investment Corp., REIT	131,367	2,287,099
Gaming and Leisure Properties, Inc., REIT	4,560	152,623
Hospitality Properties Trust, REIT	124,582	3,156,908

Host Hotels & Resorts, Inc., REIT	48,926	911,981
Jones Lang LaSalle, Inc.	3,020	527,413
Life Storage, Inc., REIT	1,032	86,193
Outfront Media, Inc., REIT	15,434	289,233
Public Storage, REIT	267	53,504
Realogy Holdings Corp. (b)	2,049	55,897
Simon Property Group, Inc., REIT	12,912	1,992,967
Starwood Property Trust, Inc., REIT (b)	25,724	538,918
		13,774,323

TELECOMMUNICATION SERVICES: 2.6%
AT&T, Inc.	67,358	2,401,313
Verizon Communications, Inc.	61,645	2,947,864
		5,349,177
UTILITIES: 4.4%
American Water Works Co., Inc.	36,715	3,015,403
CenterPoint Energy, Inc.	22,662	620,939
Consolidated Edison, Inc.	27,987	2,181,307
Dominion Energy, Inc.	262	17,667
Eversource Energy	3,443	202,862
Exelon Corp.	36,685	1,431,082
NextEra Energy, Inc.	10,698	1,747,304
		9,216,564

TOTAL COMMON STOCKS		205,677,668
(Cost $128,397,979)

MONEY MARKET: 1.0%
State Street Institutional U.S. Government Money Market Fund, 1.620% (c)(d)	2,175,918	2,175,918
(Cost $2,175,918)

TOTAL INVESTMENTS: 99.9%		207,853,586
(Cost $130,573,897)

Other assets and liabilities - (net): 0.1%		138,606

Net Assets: 100.0%		$207,992,192

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2018. The total market value of securities on loan as of March 31, 2018 was $1,541,786.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund	March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.3%
CONSUMER DISCRETIONARY: 13.4%
Amazon.com, Inc. (a)	2,896	$4,191,497
Aptiv PLC	3,351	284,734
Best Buy Co., Inc.	5,129	358,979
Cinemark Holdings, Inc.	3,064	115,421
Darden Restaurants, Inc.	12,274	1,046,359
Foot Locker, Inc.	5,302	241,453
Gap Inc., The	15,481	483,007
Garmin, Ltd.	3,311	195,117
Home Depot, Inc., The	15,672	2,793,377
Interpublic Group of Cos., Inc., The	5,686	130,949
John Wiley & Sons, Inc., Class A	7,428	473,164
Kohl's Corp.	10,428	683,138
Lowe's Cos., Inc.	3,798	333,275
Macy's, Inc.	8,663	257,638
Marriott International, Inc., Class A	2,037	276,991
McDonald's Corp.	9,595	1,500,466
Netflix, Inc. (a)	3,527	1,041,699
Nordstrom, Inc.	3,703	179,262
Polaris Industries, Inc. (b)	713	81,653
Ralph Lauren Corp.	2,349	262,618
Royal Caribbean Cruises, Ltd.	4,657	548,315
Starbucks Corp.	11,998	694,564
Tapestry, Inc.	2,626	138,154
Target Corp.	20,565	1,427,828
Time Warner, Inc.	979	92,594
Tupperware Brands Corp.	15,337	742,004
VF Corp.	546	40,470
Walt Disney Co., The	1,217	122,235
Williams-Sonoma, Inc.	6,603	348,374
		19,085,335

CONSUMER STAPLES: 6.7%
Clorox Co., The	2,641	351,544
Coca-Cola Co., The	42,827	1,859,977
Colgate-Palmolive Co.	191	13,691
CVS Health Corp.	296	18,414
General Mills, Inc.	10,053	452,988
Hershey Co.,The	1,006	99,554
Kimberly-Clark Corp.	10,258	1,129,714
Kroger Co., The	7,654	183,237
PepsiCo, Inc.	23,922	2,611,085
Procter & Gamble Co., The	30,413	2,411,143
Sysco Corp.	7,080	424,517
		9,555,864
ENERGY: 3.9%
EOG Resources, Inc.	167	17,580
Occidental Petroleum Corp.	15,393	999,929
ONEOK, Inc.	35,486	2,019,863
Schlumberger, Ltd.	28,189	1,826,083
Valero Energy Corp.	7,203	668,222
		5,531,677

FINANCIALS: 9.8%
Aflac, Inc.	21,602	945,304
Ameriprise Financial, Inc.	3,083	456,099
Bank of America Corp.	34,968	1,048,690
BlackRock, Inc.	877	475,088
CME Group, Inc.	15,062	2,436,128
Cullen/Frost Bankers, Inc.	3,662	388,428
Invesco, Ltd.	23,026	737,062
JPMorgan Chase & Co.	9,377	1,031,189
MetLife, Inc.	5,770	264,785
Morningstar, Inc.	4,781	456,681
New York Community Bancorp, Inc. (a)	22,280	290,308
Old Republic International Corp.	17,329	371,707
People's United Financial, Inc.	84,140	1,570,052
Principal Financial Group, Inc.	6,764	411,995
ProAssurance Corp.	8,116	394,032
Prudential Financial, Inc.	6,288	651,122
Regions Financial Corp.	23,014	427,600
T Rowe Price Group, Inc.	2,370	255,889
TFS Financial Corp.	7,770	114,141

U.S. Bancorp	22,746	1,148,673
		13,874,973

HEALTH CARE: 12.6%
Abbott Laboratories	27,383	1,640,789
AbbVie, Inc.	18,335	1,735,408
Amgen, Inc.	11,103	1,892,839
Anthem, Inc.	948	208,276
Baxter International, Inc.	5,263	342,306
Becton Dickinson & Co.	515	111,601
Bristol-Myers Squibb Co.	11,285	713,776
Cardinal Health, Inc.	7,443	466,527
Eli Lilly & Co.	14,921	1,154,438
Gilead Sciences, Inc.	8,031	605,457
Humana, Inc.	2,684	721,540
IDEXX Laboratories, Inc. (a)	768	146,988
Illumina, Inc. (a)	708	167,385
Johnson & Johnson	28,438	3,644,329
Merck & Co., Inc.	29,024	1,580,937
Quest Diagnostics, Inc.	3,815	382,645
ResMed, Inc.	1,110	109,302
UnitedHealth Group, Inc.	10,854	2,322,756
		17,947,299

INDUSTRIALS: 14.7%
3M Co.	19,013	4,173,732
Cummins, Inc.	6,351	1,029,434
Dover Corp.	8,289	814,146
Eaton Corp PLC	15,893	1,270,010
Emerson Electric Co.	31,796	2,171,667
Fastenal Co	12,967	707,869
Illinois Tool Works, Inc.	13,385	2,096,894
Ingersoll-Rand PLC	9,262	791,994
Nielsen Holdings PLC	15,119	480,633
Pitney Bowes, Inc.	52,593	572,738
Robert Half International, Inc.	8,803	509,606
Rockwell Automation, Inc.	9,857	1,717,089
Ryder System, Inc.	5,211	379,309
Stanley Black & Decker, Inc.	2,828	433,250
Union Pacific Corp.	5,221	701,859
United Parcel Service, Inc., Class B	11,998	1,255,711
W.W. Grainger, Inc.	3,335	941,370
Waste Management, Inc.	7,965	670,016
Watsco, Inc.	777	140,614
		20,857,941

INFORMATION TECHNOLOGY: 26.1%
Accenture PLC, Class A	15,254	2,341,489
Activision Blizzard, Inc.	5,670	382,498
Adobe Systems, Inc. (a)	3,019	652,346
Alphabet, Inc., Class A (a)	1,953	2,025,534
Apple, Inc.	22,607	3,793,002
Autodesk, Inc. (a)	2,553	320,606
Automatic Data Processing, Inc.	4,917	557,981
Booz Allen Hamilton Holding Corp.	3,260	126,227
CA, Inc.	35,097	1,189,788
Cisco Systems, Inc.	93,371	4,004,682
Corning, Inc.	7,028	195,941
Dell Technologies, Inc., Class V (a)	5,272	385,963
DXC Technology Co.	465	46,746
HP, Inc.	28,588	626,649
IBM	17,352	2,662,317
Intel Corp.	46,923	2,443,750
Jack Henry & Associates, Inc.	2,038	246,496
KLA-Tencor Corp.	1,597	174,089
Manhattan Associates, Inc. (a)	4,563	191,098
MasterCard, Inc., Class A	1,507	263,966
Maxim Integrated Products, Inc.	26,843	1,616,485
Microchip Technology, Inc. (b)	2,731	249,504
Microsoft Corp.	46,527	4,246,519
National Instruments Corp.	23,583	1,192,592
NetApp, Inc.	739	45,589
NVIDIA Corp.	1,498	346,922
Oracle Corp.	3,778	172,844
Paychex, Inc.	14,058	865,832
QUALCOMM, Inc.	11,051	612,336
salesforce.com, Inc. (a)	5,385	626,276
Seagate Technology PLC	11,132	651,445
Square, Inc. (a)	663	32,620
Texas Instruments, Inc.	28,208	2,930,529

VMware, Inc. (a)	948	114,964
Western Union Co., The	45,327	871,638
		37,207,263

MATERIALS: 2.6%
Air Products & Chemicals, Inc.	7,217	1,147,720
Avery Dennison Corp.	3,769	400,456
Celanese Corp., Class A	1,702	170,557
Eastman Chemical Co.	1,797	189,727
Ecolab, Inc.	1,088	149,132
Graphic Packaging Holding Co	458	7,030
International Flavors & Fragrances, Inc.	2,397	328,173
Praxair, Inc.	8,577	1,237,661
Sonoco Products Co.	288	13,968
		3,644,424

REAL ESTATE: 3.9%
Chimera Investment Corp., REIT	36,533	636,040
Hospitality Properties Trust, REIT	19,280	488,555
Host Hotels & Resorts, Inc., REIT	18,041	336,284
Iron Mountain, Inc., REIT	28,638	941,045
Macerich Co., The, REIT	3,057	171,253
MFA Financial, Inc., REIT	12,845	96,723
Public Storage, REIT	1,381	276,739
Simon Property Group, Inc., REIT	5,176	798,916
Starwood Property Trust, Inc., REIT	74,549	1,561,802
Tanger Factory Outlet Centers, Inc., REIT (b)	4,428	97,416
Uniti Group, Inc., REIT (b)	10,935	177,694
		5,582,467
TELECOMMUNICATION SERVICES: 3.1%
AT&T, Inc.	76,824	2,738,776
CenturyLink, Inc.	1,699	27,915
Verizon Communications, Inc.	33,797	1,616,173
		4,382,864

UTILITIES: 2.5%
AES Corp., The	32,444	368,888
CenterPoint Energy, Inc.	47,107	1,290,732
Consolidated Edison, Inc.	16,139	1,257,874
Dominion Energy, Inc.	10,198	687,651
		3,605,145

TOTAL COMMON STOCKS		141,275,252
(Cost $115,861,007)

MONEY MARKET: 0.6%
State Street Institutional U.S. Government Money Market Fund, 1.620% (c)(d)	823,233	823,233
(Cost $823,233)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.694% (c)	213,799	213,799
(Cost $213,799)

TOTAL INVESTMENTS: 100.1%		142,312,284
(Cost $116,898,039)

Payable upon return of securities loaned - (net): -0.2%		(213,799)

Other assets and liabilities - (net): 0.1%		187,980

Net Assets: 100.0%		$142,286,465

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2018. The total market value of securities on loan as of March 31, 2018 was $456,637.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax MSCI EAFE ESG Leaders Index Fund	March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.3%
AUSTRALIA: 9.1%
AGL Energy, Ltd.	79,361	$1,330,139
Amcor, Ltd.	146,273	1,601,739
AMP, Ltd.	295,033	1,138,585
APA Group	131,678	801,784
Aurizon Holdings, Ltd.	209,725	688,043
Australia & New Zealand Banking Group, Ltd	307,592	6,402,016
Bendigo & Adelaide Bank, Ltd.	40,352	307,235
BlueScope Steel, Ltd.	52,561	618,389
Brambles, Ltd.	131,606	1,015,716
Caltex Australia, Ltd.	35,117	853,030
Coca-Cola Amatil, Ltd.	88,216	590,723
Commonwealth Bank of Australia	184,827	10,335,854
Dexus, REIT	259,252	1,866,805
Goodman Group, REIT	183,000	1,189,886
GPT Group, The, REIT	351,695	1,288,965
Insurance Australia Group, Ltd.	260,376	1,507,558
LendLease Group	44,210	592,724
Macquarie Group, Ltd.	27,648	2,204,572
Mirvac Group, REIT	418,144	694,908
National Australia Bank, Ltd.	280,774	6,198,515
Newcrest Mining, Ltd.	60,926	918,921
South32 Ltd	355,735	894,024
Stockland, REIT	332,900	1,032,956
Sydney Airport	200,039	1,037,157
Telstra Corp., Ltd.	328,455	795,082
Transurban Group	258,174	2,276,735
Wesfarmers, Ltd.	96,343	3,087,295
Westpac Banking Corp.	350,584	7,765,237
Woodside Petroleum, Ltd.	63,938	1,449,941
		60,484,534

AUSTRIA: 0.2%
OMV AG	19,436	1,133,643

BELGIUM: 0.4%
Colruyt SA	9,728	538,441
KBC Group NV	17,956	1,563,588
Umicore SA	12,296	651,383
		2,753,412

DENMARK: 2.5%
Chr. Hansen Holding A/S	3,823	330,870
Coloplast A/S, Class B	4,568	387,443
Genmab A/S (a)	5,611	1,208,862
Novo Nordisk A/S, Class B	217,690	10,707,269
Novozymes A/S, Class B	17,888	931,254
Orsted A/S	9,937	646,520
Pandora A/S	10,873	1,176,416
Vestas Wind Systems A/S	21,901	1,567,059
		16,955,693

FINLAND: 0.4%
Neste OYJ	7,222	502,687
Nokian Renkaat OYJ	16,878	766,504
Wartsila OYJ Abp	71,691	1,584,035
		2,853,226

FRANCE: 9.6%
Accor SA	19,128	1,033,387
Air Liquide SA	43,673	5,359,442

AXA SA	159,291	4,234,433
Capgemini SE	15,268	1,905,056
Carrefour SA	38,957	807,963
Cie de Saint-Gobain	43,433	2,293,479
CNP Assurances	1,717	43,344
Danone SA	49,590	4,020,868
Essilor International SA	24,124	3,254,341
Gecina SA, REIT	6,896	1,196,672
Kering SA	6,462	3,099,284
L'Oreal SA	23,870	5,391,244
Michelin	14,821	2,194,141
Natixis SA	58,580	480,666
Orange SA	288,468	4,903,334
Renault SA	19,021	2,308,156
Rexel SA	41,882	709,470
Schneider Electric SE (a)	45,776	4,031,096
Societe BIC SA	3,046	303,022
Suez	28,593	414,311
TOTAL SA	209,231	11,993,042
Unibail-Rodamco SE, REIT	9,851	2,250,199
Vivendi SA	94,085	2,440,075
		64,667,025

GERMANY: 9.5%
adidas AG	15,629	3,802,494
Allianz SE	38,760	8,761,974
BASF SE	91,824	9,312,537
Bayerische Motoren Werke AG	26,638	2,897,407
Beiersdorf AG	7,057	799,752
Commerzbank AG (a)	83,684	1,086,411
Deutsche Boerse AG	13,766	1,881,857
Deutsche Post AG	73,716	3,228,707
E.ON SE	180,945	2,010,676
Evonik Industries AG	9,192	324,141
Fraport AG Frankfurt Airport Svc Worldwide	5,735	565,999
HeidelbergCement AG	17,128	1,682,688
Henkel AG & Co. KGaA	9,128	1,149,979
Merck KGaA	19,211	1,843,255
METRO AG	25,626	453,331
Muenchener Rueckversicherungs AG	13,341	3,102,332
OSRAM Licht AG	6,771	498,259
ProSiebenSat.1 Media SE	21,842	756,529
SAP SE	100,698	10,571,453
Siemens AG	62,813	8,014,768
Symrise AG	19,203	1,546,214
		64,290,763

HONG KONG: 2.0%
BOC Hong Kong Holdings, Ltd.	357,057	1,751,642
CLP Holdings, Ltd.	194,000	1,978,025
Hang Seng Bank, Ltd.	61,800	1,435,898
Hong Kong & China Gas Co., Ltd.	725,184	1,494,430
Hong Kong Exchanges and Clearing, Ltd.	112,583	3,708,152
Hysan Development Co, Ltd.	97,000	514,763
Li & Fung, Ltd.	812,000	400,297
MTR Corp., Ltd.	86,526	467,081
Shangri-La Asia, Ltd.	70,000	142,132
Swire Pacific, Ltd., Class A	99,000	1,002,532
Swire Properties, Ltd.	189,200	665,450
		13,560,402

IRELAND: 0.7%
CRH PLC	68,271	2,312,469
Kerry Group PLC, Class A	22,036	2,234,209
		4,546,678

ISRAEL: 0.3%
Bank Hapoalim BM	226,385	1,556,831
Bank Leumi Le-Israel BM	23,619	142,669
		1,699,500

ITALY: 1.5%
Assicurazioni Generali SpA	106,342	2,044,130
CNH Industrial NV	92,539	1,143,506
Intesa Sanpaolo SpA	1,052,735	3,833,010
Snam SpA	386,996	1,778,945
Terna Rete Elettrica Nazionale	148,293	866,607
UnipolSai Assicurazioni SpA	99,850	237,417
		9,903,615

JAPAN: 23.3%
Aeon Co., Ltd.	59,600	1,059,982
AEON Financial Service Co., Ltd.	12,200	282,884
Aisin Seiki Co., Ltd.	17,100	933,198
Ajinomoto Co., Inc.	47,000	853,531
Asahi Glass Co., Ltd.	24,600	1,030,918
Asahi Kasei Corp.	110,000	1,470,242
Asics Corp.	15,900	296,153
Astellas Pharma, Inc.	157,400	2,407,588
Benesse Holdings, Inc.	10,200	371,069
Casio Computer Co., Ltd.	16,400	244,292
Central Japan Railway Co.	11,300	2,156,520
Chugai Pharmaceutical Co., Ltd.	22,600	1,147,364
Dai Nippon Printing Co., Ltd.	44,000	914,360
Daikin Industries, Ltd.	44,200	4,910,317
Daiwa House Industry Co., Ltd.	57,400	2,211,238
Denso Corp.	52,900	2,909,735
Dentsu, Inc.	18,000	795,471
East Japan Railway Co.	36,800	3,440,573
Eisai Co., Ltd.	32,500	2,092,563
Fast Retailing Co., Ltd.	3,900	1,566,758
Fujitsu, Ltd.	165,000	1,002,693
Hitachi Chemical Co., Ltd.	16,400	366,375
Hitachi Construction Machinery Co., Ltd.	17,700	687,059
Hitachi High-Technologies Corp.	3,100	147,369
Hitachi Metals, Ltd.	29,200	343,182
Honda Motor Co., Ltd.	230,100	7,965,276
Inpex Corp.	63,400	786,751
Kajima Corp.	113,000	1,062,354
Kansai Paint Co., Ltd.	35,100	820,400
Kao Corp.	90,800	6,816,669
KDDI Corp.	132,600	3,415,035
Keio Corp.	8,200	353,423
Keyence Corp.	8,800	5,496,989
Kikkoman Corp.	18,000	729,763
Kobe Steel, Ltd. (a)	26,400	261,870
Komatsu, Ltd.	81,500	2,730,164
Konica Minolta, Inc.	54,800	465,853
Kubota Corp.	88,000	1,551,230
Kuraray Co., Ltd.	58,000	1,005,622
Kyocera Corp.	33,900	1,922,064
Lawson, Inc.	5,200	355,483
Marui Group Co., Ltd.	16,500	332,729
Mazda Motor Corp.	40,300	538,965
Mitsubishi Corp.	138,800	3,736,365
Mitsubishi Electric Corp.	185,700	3,014,013
Mitsubishi Estate Co., Ltd.	162,000	2,713,732
Mitsubishi Materials Corp.	11,400	337,923
Mitsubishi UFJ Lease & Finance Co., Ltd.	54,900	328,881
Mitsui Fudosan Co., Ltd.	88,000	2,124,430
Mitsui OSK Lines, Ltd.	12,700	360,651
Mizuho Financial Group, Inc.	2,150,200	3,918,475
Murata Manufacturing Co., Ltd.	15,500	2,139,498
NEC Corp.	22,300	626,831

NGK Insulators, Ltd.	32,000	554,303
NGK Spark Plug Co., Ltd.	16,100	387,946
Nikon Corp.	31,700	573,005
Nissan Motor Co., Ltd.	200,600	2,070,622
Nitto Denko Corp.	13,400	1,012,760
Nomura Research Institute, Ltd.	7,100	335,469
NSK, Ltd.	40,900	550,238
NTT DOCOMO, Inc.	100,700	2,567,187
Obayashi Corp.	98,500	1,085,062
Omron Corp.	18,700	1,093,137
Oriental Land Co., Ltd./Japan	17,600	1,800,782
Osaka Gas Co., Ltd.	12,000	238,667
Panasonic Corp.	196,900	2,827,581
Resona Holdings, Inc.	222,500	1,195,927
Santen Pharmaceutical Co., Ltd.	44,700	748,545
Secom Co., Ltd.	20,300	1,512,049
Sekisui House, Ltd.	88,700	1,623,014
Seven & i Holdings Co., Ltd.	70,300	3,011,113
Shimadzu Corp.	32,000	882,722
Shimizu Corp.	64,000	570,928
Shin-Etsu Chemical Co., Ltd.	30,700	3,202,291
Shionogi & Co., Ltd.	19,800	1,031,055
Shiseido Co., Ltd.	34,100	2,189,800
Sompo Holdings, Inc.	29,500	1,188,644
Sony Corp.	145,100	7,138,965
Stanley Electric Co., Ltd.	11,800	443,050
Subaru Corp.	46,100	1,526,037
Sumitomo Chemical Co., Ltd.	86,000	498,946
Sumitomo Corp.	115,000	1,926,541
Sumitomo Electric Industries, Ltd.	58,200	889,500
Sumitomo Metal Mining Co., Ltd.	29,000	1,199,486
Sumitomo Mitsui Trust Holdings Inc	21,200	866,637
Suzuken Co., Ltd./Aichi Japan	14,400	605,930
Sysmex Corp.	14,700	1,335,670
T&D Holdings, Inc.	61,500	978,229
Takeda Pharmaceutical Co., Ltd.	62,500	3,047,577
TDK Corp.	13,100	1,167,061
Teijin, Ltd.	16,100	305,939
Toho Gas Co., Ltd.	11,400	356,322
Tokyo Electron, Ltd.	13,700	2,534,378
Tokyo Gas Co., Ltd.	36,200	967,271
Tokyu Corp.	91,000	1,433,001
Toray Industries, Inc.	136,000	1,293,692
TOTO, Ltd.	19,700	1,032,886
West Japan Railway Co.	3,600	255,228
Yakult Honsha Co., Ltd.	9,000	674,632
Yamada Denki Co., Ltd.	125,400	762,020
Yamaha Corp.	18,600	817,000
Yamaha Motor Co., Ltd.	21,600	642,642
Yaskawa Electric Corp.	28,900	1,310,774
Yokogawa Electric Corp.	12,400	251,412
		156,066,546

LUXEMBOURG: 0.3%
SES SA	34,186	462,741
Tenaris SA	69,907	1,208,417
		1,671,158

NETHERLANDS: 5.8%
Aegon NV	170,745	1,151,985
Akzo Nobel NV	21,422	2,024,012
ASML Holding NV	35,827	7,104,260
EXOR NV	8,321	592,323
ING Groep NV	371,027	6,261,154
Koninklijke Ahold Delhaize NV	114,600	2,715,552
Koninklijke DSM NV	19,104	1,898,878

Koninklijke KPN NV	320,708	964,365
Koninklijke Philips NV	104,018	3,983,055
NN Group NV	40,806	1,813,008
RELX NV	70,825	1,468,123
Unilever NV	152,150	8,588,169
		38,564,884

NEW ZEALAND: 0.1%
Auckland International Airport, Ltd.	174,188	772,943

NORWAY: 1.0%
DNB ASA	107,452	2,116,506
Norsk Hydro ASA	140,922	835,905
Statoil ASA	82,654	1,956,251
Telenor ASA	67,610	1,537,527
		6,446,189

PORTUGAL: 0.3%
EDP - Energias de Portugal SA	182,333	692,793
Galp Energia SGPS SA	60,311	1,137,387
		1,830,180

SINGAPORE: 1.4%
Ascendas Real Estate Investment Trus, REIT	185,900	374,453
CapitaLand, Ltd.	204,200	559,199
City Developments, Ltd.	102,600	1,022,329
DBS Group Holdings, Ltd.	175,483	3,706,613
Keppel Corp., Ltd.	175,700	1,050,548
Singapore Press Holdings, Ltd.	263,500	508,403
Singapore Telecommunications, Ltd.	778,300	2,010,114
		9,231,659

SPAIN: 3.5%
Amadeus IT Group SA	42,532	3,147,500
Banco Bilbao Vizcaya Argentaria SA	561,062	4,443,366
Banco de Sabadell SA	518,279	1,060,102
Bankinter SA	30,469	313,688
CaixaBank SA	316,567	1,509,282
Enagas SA	17,069	467,430
Ferrovial SA	32,190	673,019
Gas Natural SDG SA	35,311	842,805
Iberdrola SA	673,811	4,954,795
Industria de Diseno Textil SA	93,543	2,940,863
Red Electrica Corp. SA	38,016	784,742
Repsol SA	106,671	1,896,145
		23,033,737

SWEDEN: 4.0%
Assa Abloy AB, Class B	91,514	1,983,606
Atlas Copco AB, Class A	65,628	2,850,340
Atlas Copco AB, Class B	43,534	1,699,812
Boliden AB	30,706	1,080,496
Ericsson, Class B	274,054	1,745,164
Essity AB (a)	60,700	1,682,190
Hennes & Mauritz AB, Class B	74,595	1,114,384
Kinnevik AB, Class B	27,532	994,682
Nordea Bank AB	284,392	3,042,982
Sandvik AB	155,610	2,850,965
Skandinaviska Enskilda Banken AB, Class A	161,177	1,693,374
SKF AB, Class B	32,032	656,241
Svenska Handelsbanken AB, Class A	136,755	1,711,739
Swedbank AB, Class A	86,114	1,935,011
Telia Co AB	310,741	1,464,128
		26,505,114

SWITZERLAND: 8.3%
ABB, Ltd.	222,405	5,288,388
Adecco Group AG	10,129	721,489
Chocoladefabriken Lindt & Spruengli AG	213	1,321,497
Givaudan SA	802	1,829,637
Kuehne & Nagel International AG	9,918	1,562,134
LafargeHolcim, Ltd. (a)	48,369	2,650,362
Lonza Group AG (a)	7,133	1,682,240
Novartis AG	182,053	14,724,606
Roche Holding AG	58,512	13,422,478
SGS SA	622	1,530,075
Sika AG	207	1,623,740
Swiss Re AG	25,239	2,576,061
Swisscom AG	1,720	853,299
Zurich Insurance Group AG	16,066	5,299,569
		55,085,575

UNITED KINGDOM: 13.1%
3i Group PLC	126,892	1,531,568
Associated British Foods PLC	40,079	1,401,224
Aviva PLC	414,995	2,896,287
Barratt Developments PLC	94,213	701,069
Berkeley Group Holdings PLC	3,787	201,315
British Land Co. PLC, The, REIT	80,877	729,053
BT Group PLC	771,064	2,461,090
Burberry Group PLC	43,644	1,040,320
Capita PLC	68,571	138,584
Croda International PLC	44,156	2,836,641
Ferguson PLC	18,922	1,423,121
GlaxoSmithKline PLC	591,004	11,477,913
Hammerson PLC, REIT	81,967	617,887
InterContinental Hotels Group PLC	49,951	2,992,693
Intertek Group PLC	22,344	1,462,597
Investec PLC	45,815	354,073
ITV PLC	397,638	804,926
J Sainsbury PLC	213,910	717,558
Johnson Matthey PLC	26,207	1,118,023
Kingfisher PLC	166,918	684,748
Land Securities Group PLC, REIT (a)	63,466	835,019
Legal & General Group PLC	450,068	1,630,709
London Stock Exchange Group PLC	34,220	1,981,432
Marks & Spencer Group PLC	138,220	525,022
Mondi PLC	36,056	969,117
National Grid PLC	272,871	3,071,567
Next PLC	15,861	1,060,292
Old Mutual PLC	362,357	1,219,293
Pearson PLC	82,192	866,542
Prudential PLC	230,816	5,767,786
Reckitt Benckiser Group PLC	59,505	5,022,688
RELX PLC	81,013	1,664,156
RSA Insurance Group PLC	97,809	865,948
Schroders PLC	9,769	438,318
Segro PLC, REIT	61,458	518,671
Sky PLC	27,065	492,910
SSE PLC	75,082	1,346,922
Standard Chartered PLC (a)	296,009	2,966,710
Standard Life Aberdeen PLC	202,643	1,022,877
Taylor Wimpey PLC	388,065	1,005,359
Tesco PLC	663,748	1,921,025
Travis Perkins PLC	2,010	34,850
Unilever PLC	113,681	6,305,040
United Utilities Group PLC	61,855	621,192
Vodafone Group PLC	2,369,228	6,482,281
Whitbread PLC	21,412	1,111,433
Wm Morrison Supermarkets PLC	327,454	982,483
WPP PLC	92,002	1,462,062
		87,782,394

TOTAL COMMON STOCKS
(Cost $584,592,942)		649,838,870

PREFERRED STOCKS: 0.5%
GERMANY: 0.4%
Bayerische Motoren Werke AG	9,007	845,210
Henkel AG & Co. KGaA	12,130	1,594,525
		2,439,735

ITALY: 0.1%
Intesa Sanpaolo SpA	159,732	605,038

TOTAL PREFERRED STOCKS		3,044,773
(Cost $2,355,305)

EXCHANGE-TRADED FUNDS: 1.6%
iShares Core MSCI EAFE ETF	163,888	10,796,941
(Cost $10,761,216)

TOTAL INVESTMENTS: 99.4%		663,680,584
(Cost $597,709,463)

Other assets and liabilities - (net): 0.6%
		3,862,593

Net Assets: 100.0%
		$667,543,177

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax MSCI EAFE ESG Leaders Index Fund	March 31, 2018

SUMMARY OF INVESTMENTS BY SECTOR
		PERCENT
SECTOR	VALUE	OF NET ASSETS
Consumer Discretionary	$77,292,924	11.7%
Consumer Staples	67,016,729	10.0%
Energy	25,163,669	3.8%
Financials	141,985,088	21.1%
Health Care	75,107,754	11.3%
Industrials	92,123,306	13.8%
Information Technology	43,849,681	6.6%
Materials	55,469,610	8.3%
Real Estate	24,001,873	3.6%
Telecommunication Services	27,453,442	4.1%
Utilities	23,419,567	3.5%
Exchange-Traded Funds	10,796,941	1.6%
Other assets and liabilities - (net)	3,862,593	0.6%
Total	$667,543,177	100.0%

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.3%
RENEWABLE & ALTERNATIVE ENERGY: 1.4%
RENEWABLE ENERGY DEVELOPERS &
INDEPENDENT POWER PRODUCERS (IPPS) : 1.4%
Huaneng Renewables Corp., Ltd.	25,730,000	$9,688,179

ENERGY EFFICIENCY: 37.3%
POWER NETWORK EFFICIENCY: 4.9%
Hubbell, Inc.	131,625	16,029,293
Itron, Inc. (a)	48,485	3,469,102
Schneider Electric SE (a)	154,658	13,619,393
		33,117,788

INDUSTRIAL ENERGY EFFICIENCY: 4.8%
Delta Electronics, Inc.	3,587,475	16,154,470
PTC, Inc. (a)	204,271	15,935,181
		32,089,651
BUILDINGS ENERGY EFFICIENCY: 14.1%
Acuity Brands, Inc. (b)	69,038	9,609,399
Autodesk, Inc. (a)	86,396	10,849,610
Ingersoll-Rand PLC	208,543	17,832,512
Kingspan Group PLC	148,078	6,267,767
Legrand SA	256,758	20,145,389
Philips Lighting NV	440,428	16,558,796
Sekisui Chemical Co., Ltd.	757,800	13,289,490
		94,552,963

TRANSPORT ENERGY EFFICIENCY: 9.2%
Aptiv PLC	229,479	19,498,831
BorgWarner, Inc.	133,078	6,684,508
TE Connectivity, Ltd.	240,349	24,010,865
Zhuzhou CRRC Times Electric Co. Ltd.	2,404,500	11,710,202
		61,904,406

CONSUMER ENERGY EFFICIENCY: 0.9%
Murata Manufacturing Co., Ltd.	45,000	6,211,447

DIVERSIFIED ENERGY EFFICIENCY: 3.4%
Siemens AG	178,918	22,829,449

WATER INFRASTRUCTURE & TECHNOLOGIES: 26.8%
WATER INFRASTRUCTURE: 10.6%
Ferguson PLC	279,608	21,029,283
IDEX Corp.	120,951	17,236,727
Watts Water Technologies, Inc., Class A	160,544	12,474,269
Xylem, Inc.	272,667	20,973,546
		71,713,825

WATER TREATMENT EQUIPMENT: 6.1%
Danaher Corp.	223,504	21,883,277

Ecolab, Inc.	140,430	19,248,740
		41,132,017

WATER UTILITIES: 10.1%
American Water Works Co., Inc.	196,526	16,140,680
Beijing Enterprises Water Group, Ltd. (a)	18,986,000	10,682,326
Pennon Group PLC	1,009,855	9,129,722
Severn Trent PLC	382,779	9,909,599
Suez	1,500,013	21,735,095
		67,597,422

POLLUTION CONTROL: 13.0%
POLLUTION CONTROL SOLUTIONS: 1.7%
Umicore SA	218,661	11,583,605

ENVIRONMENTAL TESTING & GAS SENSING: 8.0%
Agilent Technologies, Inc.	237,435	15,884,402
Applus Services SA	905,972	11,811,753
Intertek Group PLC	169,623	11,103,209
Waters Corp. (a)	73,782	14,656,794
		53,456,158

PUBLIC TRANSPORTATION: 3.3%
East Japan Railway Co.	236,100	22,073,895

WASTE MANAGEMENT & TECHNOLOGIES: 3.9%
WASTE TECHNOLOGY EQUIPMENT: 1.4%
China Everbright International, Ltd.	6,657,000	9,399,534

GENERAL WASTE MANAGEMENT: 2.5%
Waste Management, Inc.	200,418	16,859,161

FOOD, AGRICULTURE & FORESTRY: 12.9%
LOGISTICS, FOOD SAFETY & PACKAGING: 8.7%
GEA Group AG	332,939	14,158,798
Sealed Air Corp. (b)	605,840	25,923,894
WestRock Co.	282,630	18,136,367
		58,219,059

SUSTAINABLE & EFFICIENT AGRICULTURE: 4.2%
Kubota Corp.	1,072,700	18,909,136
Trimble, Inc. (a)	268,437	9,631,520
		28,540,656

DIVERSIFIED ENVIRONMENTAL: 3.0%
DIVERSIFIED ENVIRONMENTAL: 3.0%
Praxair, Inc.	138,421	19,974,150

TOTAL COMMON STOCKS
(Cost $556,946,915)		660,943,365

MONEY MARKET: 2.1%
State Street Institutional U.S. Government Money Market Fund, 1.620% (c)(d)	13,986,532	13,986,532
(Cost $13,986,532)

TOTAL INVESTMENTS: 100.4%
(Cost $570,933,447)		674,929,897

Other assets and liabilities - (net): -0.4%
		(2,773,343)

Net Assets: 100.0%
		$672,156,554

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2018. The total market value of securities on loan as of March 31, 2018 was $13,798,540.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)	Premier Class shares

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	March 31, 2018

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
COUNTRY	VALUE	OF NET ASSETS
Belgium	$11,583,605	1.7%
China	21,398,381	3.2%
France	55,499,878	8.3%
Germany	36,988,247	5.5%
Hong Kong	20,081,860	3.0%
Ireland	24,100,279	3.6%
Japan	60,483,967	9.0%
Netherlands	16,558,796	2.4%
Spain	11,811,753	1.8%
Switzerland	24,010,865	3.6%
Taiwan	16,154,470	2.4%
United Kingdon	70,670,644	10.5%
United States	291,600,620	43.3%
Money Market	13,986,532	2.1%
Other assets and liabilities (net)	(2,773,343)	-0.4%
Total	$672,156,554	100.0%

Schedule of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
EXCHANGE-TRADED FUNDS: 0.3%
iShares Core U.S. Aggregate Bond ETF	18,750	$2,010,938
(Cost $1,995,713)

BONDS: 96.4%
COMMUNITY INVESTMENT NOTES: 0.5%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 10/31/20 (a)(b)	276,251	276,251
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20	100,000	96,731

TOTAL COMMUNITY INVESTMENT NOTES		3,372,982
(Cost $3,376,251)

CORPORATE BONDS: 28.9%
CONSUMER DISCRETIONARY: 3.0%
Amazon.com, Inc., 144A, 2.800%, 08/22/24 (c)	1,000,000	971,709
Amazon.com, Inc., 144A, 3.875%, 08/22/37 (c)	500,000	499,919
Dollar General Corp., 4.125%, 05/01/28	1,000,000	1,010,966
Home Depot, Inc., The, 2.800%, 09/14/27	2,000,000	1,894,878
Marriott International, Inc., 3.250%, 09/15/22	2,000,000	1,984,965
MGM Resorts International, 4.625%, 09/01/26	1,000,000	957,500
New Red Finance, Inc., 144A, 4.250%, 05/15/24 (c)(d)	1,000,000	959,000
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (c)	1,000,000	1,032,200
QVC, Inc., 3.125%, 04/01/19	2,000,000	1,999,390
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	1,975,035
Sirius XM Radio, Inc., 144A, 4.625%, 05/15/23 (c)	1,500,000	1,479,825
Time Warner Cable LLC, 6.750%, 07/01/18	1,000,000	1,009,486
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	903,679
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (c)(d)	2,000,000	1,948,740
Walt Disney Co., The, 3.750%, 06/01/21	2,026,000	2,074,176
		20,701,468

CONSUMER STAPLES: 1.5%
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	2,000,000	2,003,688
Campbell Soup Co., 3.300%, 03/19/25	1,000,000	968,862
CVS Health Corp., 2.687%, 03/09/20 (e)	500,000	502,016
CVS Health Corp., 4.300%, 03/25/28	1,000,000	1,006,243
Kimberly-Clark Corp., 2.650%, 03/01/25	2,000,000	1,904,008
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (c)	1,000,000	996,250
PepsiCo, Inc., 2.375%, 10/06/26	1,000,000	921,506
PepsiCo, Inc., 3.000%, 10/15/27	1,000,000	959,196
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (c)	1,000,000	1,007,500
		10,269,269

ENERGY: 2.4%
AmeriGas Partners LP / Finance Corp., 5.875%, 08/20/26 (d)	2,000,000	1,965,000
Antero Midstream Partners LP/Finance Corp., 5.375%, 09/15/24	1,000,000	1,012,500
ConocoPhillips Co., 4.950%, 03/15/26 (d)	1,000,000	1,093,363
ConocoPhillips, 6.500%, 02/01/39	500,000	658,603
MidAmerican Energy Co., 3.100%, 05/01/27	3,000,000	2,917,970
Noble Energy, Inc., 3.900%, 11/15/24	2,000,000	2,001,864
Occidental Petroleum Corp., 3.500%, 06/15/25	2,000,000	2,005,687
ONEOK Partners, LP, 8.625%, 03/01/19	2,000,000	2,100,060
Sabine Pass Liquefaction, LLC, 5.625%, 03/01/25	1,000,000	1,077,342
Sabine Pass Liquefaction, LLC, 5.000%, 03/15/27	1,000,000	1,039,625
Schlumberger Finance Canada, Ltd., 144A, 2.650%, 11/20/22 (c)	500,000	488,846
		16,360,860

FINANCIALS: 12.2%
Allstate Corp., The, 2.732%, 03/29/21 (e)	1,000,000	1,001,843
Ally Financial, Inc., 3.250%, 11/05/18	2,000,000	2,005,000
American Express Credit Corp., 2.250%, 05/05/21	1,400,000	1,364,359
Asian Development Bank, 2.125%, 03/19/25	2,000,000	1,911,015
Bank of America Corp., 1.950%, 05/12/18	3,000,000	2,998,642
Bank of America Corp., 2.151%, 11/09/20	2,000,000	1,961,298
Bank of America Corp., 3.300%, 01/11/23	1,000,000	997,733
Bank of America Corp., 3.500%, 04/19/26	1,000,000	983,542
Bank of New York Mellon Corp., The, 2.200%, 08/16/23	2,000,000	1,881,636
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	978,725
BlackRock, Inc., 3.375%, 06/01/22 (d)	2,350,000	2,391,240
Charles Schwab Corp., The, 2.650%, 01/25/23	2,000,000	1,953,986
Charles Schwab Corp., The, 3.200%, 01/25/28	1,000,000	960,803
Chubb INA Holdings, Inc., 3.350%, 05/03/26	2,000,000	1,969,211
CIT Group, Inc., 4.125%, 03/09/21	1,000,000	1,007,500
Digital Realty Trust LP, REIT, 3.950%, 07/01/22	1,750,000	1,784,118
Discover Bank, 3.200%, 08/09/21	1,000,000	988,312
Discover Bank, 4.250%, 03/13/26	1,300,000	1,307,108
Fifth Third Bancorp, 2.250%, 06/14/21	2,000,000	1,944,054
Fifth Third Bancorp, 3.950%, 03/14/28	2,000,000	2,012,149
Ford Motor Credit Co., LLC, 3.135%, 11/20/18 (e)	3,000,000	3,004,770
Ford Motor Credit Co., LLC, 2.901%, 03/12/19 (e)	1,000,000	1,002,869
Goldman Sachs Group, Inc., The, 2.967%, 04/30/18 (e)	4,000,000	4,002,318
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37	2,000,000	2,509,851
ING Bank NV, 144A, 2.000%, 11/26/18 (c)	2,000,000	1,992,121
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	3,828,436
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,779,998
International Lease Finance Corp., 144A, 7.125%, 09/01/18 (c)	2,010,000	2,043,685
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	1,963,032
JPMorgan Chase & Co, 2.950%, 10/01/26	2,000,000	1,884,113
Morgan Stanley, 2.200%, 12/07/18	2,000,000	1,995,891
Morgan Stanley, 2.625%, 11/17/21	2,000,000	1,953,654
Morgan Stanley, 2.925%, 01/20/22 (e)	4,000,000	4,049,922
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,940,398
PNC Bank NA, 2.625%, 02/17/22	2,000,000	1,956,886
PNC Bank NA, 3.100%, 10/25/27	1,000,000	954,750
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,107,222
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	981,840
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	2,000,000	2,120,788
Starwood Property Trust, Inc., 144A, 3.625%, 02/01/21 (c)(d)	1,000,000	985,000
Toyota Motor Credit Corp., 2.437%, 01/10/20 (e)	2,000,000	1,999,440
Toyota Motor Credit Corp., 4.250%, 01/11/21	1,480,000	1,531,809
Toyota Motor Credit Corp., 1.900%, 04/08/21 (d)	500,000	486,128
Toyota Motor Credit Corp., 2.150%, 09/08/22	500,000	481,517
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	955,002
US Bancorp, 1.950%, 11/15/18	2,064,000	2,057,975
US Bancorp, 3.150%, 04/27/27	1,000,000	962,503
		83,934,192

HEALTH CARE: 2.7%
AbbVie, Inc., 3.200%, 05/14/26	2,000,000	1,904,191
Amgen, Inc., 3.625%, 05/22/24	2,000,000	2,016,146
Anthem, Inc., 4.101%, 03/01/28 (d)	1,000,000	1,001,296
Becton Dickinson & Co., 7.000%, 08/01/27	2,250,000	2,687,420
Eli Lilly & Co., 3.100%, 05/15/27	2,000,000	1,953,683
HCA, Inc., 4.500%, 02/15/27	1,000,000	967,500
HCA, Inc., 5.500%, 06/15/47	1,000,000	968,750
Merck & Co., Inc., 2.350%, 02/10/22	1,000,000	980,540
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	971,699
Sabra Health Care, LP, REIT, 5.125%, 08/15/26	2,000,000	1,931,299

UnitedHealth Group, Inc., 3.450%, 01/15/27	2,000,000	1,982,578
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	938,901
		18,304,003

INDUSTRIALS: 1.7%
Burlington Northern Santa Fe LLC, 4.050%, 06/15/48	1,000,000	1,012,141
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,258,189
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,289,298
Masco Corp., 4.375%, 04/01/26	1,000,000	1,018,625
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (b)	2,000,000	1,941,413
United Parcel Service, Inc., 2.400%, 11/15/26	1,000,000	920,136
United Parcel Service, Inc., 3.050%, 11/15/27	1,000,000	963,692
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,476,028
		11,879,522

INFORMATION TECHNOLOGY: 2.8%
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,188,206
Apple, Inc., 2.850%, 05/06/21	1,000,000	1,001,047
Apple, Inc., 2.850%, 05/11/24	500,000	487,800
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,412,892
CA, Inc., 5.375%, 12/01/19	1,500,000	1,553,542
Cisco Systems, Inc., 2.506%, 03/01/19 (e)	2,000,000	2,008,564
Dell International, LLC/EMC Corp., 144A, 6.020%, 06/15/26 (c)	1,000,000	1,078,631
eBay, Inc., 2.750%, 01/30/23	1,000,000	966,640
Intel Corp., 3.150%, 05/11/27	1,500,000	1,470,562
Mastercard, Inc., 3.500%, 02/26/28	1,000,000	1,009,912
Microsoft Corp., 2.875%, 02/06/24	1,000,000	983,469
Microsoft Corp., 2.400%, 08/08/26	3,000,000	2,794,860
NetApp, Inc., 3.250%, 12/15/22	671,000	660,811
Visa, Inc., 3.650%, 09/15/47	2,000,000	1,947,210
		19,564,146

MATERIALS: 0.4%
ArcelorMittal, 6.125%, 06/01/25 (d)	500,000	546,250
LyondellBasell Industries NV, 6.000%, 11/15/21	2,000,000	2,160,631
		2,706,881

REAL ESTATE: 0.4%
American Tower Corp., REIT, 2.250%, 01/15/22	2,000,000	1,914,236
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (c)	1,000,000	932,500
		2,846,736

TELECOMMUNICATION SERVICES: 1.4%
AT&T, Inc., 3.900%, 08/14/27	500,000	504,402
AT&T, Inc., 4.900%, 08/14/37	1,500,000	1,513,096
Discovery Communications, LLC, 3.950%, 03/20/28	2,000,000	1,922,383
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	976,880
Sprint Communications, Inc., 144A, 9.000%, 11/15/18 (c)	2,000,000	2,065,000
Verizon Communications, Inc., 3.500%, 11/01/24	1,500,000	1,486,981
Verizon Communications, Inc., 4.500%, 08/10/33	1,000,000	1,015,120
		9,483,862

UTILITIES: 0.4%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	960,742
Southern Power Co., 4.150%, 12/01/25	2,000,000	2,058,008
		3,018,750

TOTAL CORPORATE BONDS
(Cost $201,837,782)		199,069,689

U.S. GOVERNMENT AGENCY BONDS: 2.4%
FEDERAL FARM CREDIT BANK (AGENCY): 1.7%
1.120%, 08/20/18	4,000,000	3,989,860
1.140%, 09/04/18	3,500,000	3,489,385
1.875%, 03/02/22	2,000,000	1,941,688
1.770%, 10/05/23	2,465,000	2,329,994
		11,750,927

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.1%
2.375%, 03/12/21	1,000,000	999,077

FANNIE MAE: 0.6%
1.000%, 12/20/18	4,000,000	3,970,236

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $16,943,962)		16,720,240

GOVERNMENT BONDS: 0.7%
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,046,765
(Cost $4,998,325)

MUNICIPAL BONDS: 5.2%
Alabama Economic Settlement Authority, 3.163%, 09/15/25	2,000,000	1,998,320
American Municipal Power, Inc., 6.973%, 02/15/24	2,000,000	2,307,160
City & County of Honolulu HI, 3.125%, 10/01/28	2,000,000	1,962,240
City & County of San Francisco CA , 4.000%, 09/01/48	2,000,000	2,003,900
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	1,981,740
City of Napa CA Solid Waste Revenue, 2.890%, 08/01/31	1,500,000	1,408,140
City of San Francisco CA Public Utilities Commission Water R, 2.619%, 11/01/22	1,000,000	986,260
City of San Francisco CA Public Utilities Commission Water R, 6.000%, 11/01/40	2,815,000	3,540,594
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,085,080
Dallas Independent School District, 6.450%, 02/15/35	1,000,000	1,097,020
Kentucky State Property & Building Commission, 5.373%, 11/01/25	2,000,000	2,167,780
Metropolitan Water Reclamation District of Greater Chicago, 4.000%, 12/01/36	1,000,000	1,021,460
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,614,800
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,302,116
State of California, 5.000%, 10/01/28	1,000,000	1,152,240
State of Georgia, 4.310%, 10/01/26	2,000,000	2,159,640
Taft Independent School District/TX, 4.207%, 08/15/36	1,500,000	1,569,810
University of California, 4.059%, 05/15/31	2,800,000	2,916,676
University of Massachusetts Building Authority, 6.573%, 05/01/39	1,800,000	1,882,818
TOTAL MUNICIPAL BONDS
(Cost $36,650,571)		36,157,794

U.S. TREASURY NOTES: 33.3%
0.125%, 04/15/18 (TIPS)	1,050,648	1,052,064
1.000%, 10/15/19 (TIPS) (d)	6,000,000	5,889,609
1.375%, 01/15/20 (TIPS)	12,000,000	11,814,141
1.250%, 07/15/20 (TIPS)	4,545,440	4,667,202
2.375%, 03/15/21 (TIPS)	22,000,000	21,992,695
0.125%, 04/15/21 (TIPS)	3,136,920	3,111,218
0.125%, 04/15/22	4,076,120	4,019,499
2.625%, 02/28/23	37,000,000	37,117,070
2.125%, 11/30/23	15,000,000	14,613,574
2.125%, 03/31/24	8,000,000	7,771,250
2.000%, 05/31/24 (TIPS)	2,000,000	1,925,820
0.125%, 07/15/24	4,174,840	4,080,046
2.375%, 08/15/24 (TIPS)	36,000,000	35,397,422
0.625%, 01/15/26	3,128,940	3,129,713
0.375%, 07/15/27 (TIPS)	10,131,000	9,887,396

2.750%, 02/15/28	8,000,000	8,005,156
4.500%, 02/15/36 (d)	9,000,000	11,123,965
5.000%, 05/15/37	2,000,000	2,636,836
4.375%, 11/15/39	4,000,000	4,954,297
0.875%, 02/15/47	1,026,640	1,020,077
3.000%, 02/15/48	35,000,000	35,205,078
TOTAL U.S. TREASURY NOTES
(Cost $231,453,027)		229,414,128

MORTGAGE-BACKED SECURITIES: 25.4%
GINNIE MAE (MORTGAGE-BACKED): 1.8%
6.000%, 01/15/38	306,698	349,084
3.020%, 09/15/41	1,921,096	1,827,763
3.500%, 11/20/46	1,659,597	1,677,765
2.904%, 09/16/50 (e)	2,000,000	1,939,824
3.458%, 05/16/53 (e)	2,228,664	2,179,920
3.250%, 09/16/54 (e)	2,000,000	1,954,034
2.605%, 03/16/55 (e)	2,209,785	2,134,182
		12,062,572

FREDDIE MAC (MORTGAGE-BACKED): 5.0%
4.000%, 06/01/26	2,833,274	2,925,865
3.500%, 06/01/28	1,019,028	1,040,743
3.500%, 12/01/30	1,921,576	1,961,299
4.000%, 08/01/31	1,327,840	1,383,864
3.000%, 07/01/33	1,956,052	1,950,151
3.500%, 01/01/34	1,777,941	1,817,609
3.500%, 03/01/35	1,216,827	1,240,193
4.000%, 10/01/35	3,387,366	3,517,469
5.500%, 10/01/39	381,472	419,746
3.500%, 01/01/41	1,140,160	1,149,156
4.000%, 04/01/42	1,214,312	1,257,784
3.500%, 04/01/42	1,399,696	1,410,748
2.457%, 01/01/43 (e)	2,016,297	2,001,836
4.000%, 08/01/44	1,403,845	1,453,417
3.500%, 02/01/45	2,035,432	2,055,129
4.000%, 08/01/47	1,871,392	1,924,660
3.500%, 09/01/47	1,943,766	1,950,245
3.500%, 10/01/47	2,955,255	2,965,078
3.500%, 12/01/47	1,954,444	1,960,920
		34,385,912

FANNIE MAE (MORTGAGE-BACKED): 14.7%
2.480%, 08/01/26	2,000,000	1,900,870
4.000%, 10/01/26	1,196,090	1,246,491
3.500%, 12/01/26	1,226,497	1,252,124
3.270%, 09/01/27	2,380,000	2,394,682
3.660%, 01/01/29	2,000,000	2,065,958
4.000%, 01/01/31	1,120,637	1,159,041
4.500%, 04/01/34	1,541,376	1,630,046
4.000%, 05/01/34	1,112,603	1,159,196
3.500%, 07/01/35	2,025,379	2,063,758
4.000%, 07/01/36	1,591,834	1,652,486
3.500%, 09/01/37	1,915,649	1,947,932
5.000%, 06/01/40	1,286,201	1,394,278
3.500%, 12/01/40	1,534,214	1,549,118
4.000%, 01/01/41	1,726,446	1,784,921
4.000%, 02/01/41	3,709,204	3,836,870
4.500%, 03/01/41	1,417,315	1,499,460
3.500%, 10/01/41	1,442,326	1,456,373
4.500%, 11/01/41	1,319,826	1,398,122
4.000%, 01/01/42	3,524,238	3,651,090

2.706%, 04/01/42 (e)	1,115,678	1,122,030
4.000%, 07/01/42	3,371,360	3,486,778
3.435%, 09/01/42 (e)	426,748	442,277
3.500%, 06/01/43	2,158,786	2,177,067
3.000%, 06/01/43	1,259,937	1,240,893
4.000%, 08/01/43	1,552,528	1,601,043
2.745%, 09/01/43 (e)	1,401,635	1,451,714
4.000%, 01/01/45	1,196,561	1,230,723
3.500%, 04/01/45	1,288,796	1,295,144
4.000%, 06/01/45	1,691,525	1,750,481
3.500%, 08/01/45	1,679,179	1,694,255
3.500%, 08/01/45	2,562,375	2,575,427
4.000%, 09/01/45	2,028,793	2,095,826
4.000%, 10/01/45	1,245,170	1,279,269
4.000%, 10/01/45	1,994,226	2,048,836
3.500%, 10/01/45	2,266,296	2,276,244
4.000%, 11/01/45	2,124,883	2,183,538
4.000%, 11/01/45	2,714,639	2,788,978
3.500%, 04/01/46	2,069,767	2,078,835
4.000%, 06/01/46	2,250,049	2,311,665
3.500%, 06/01/46	1,722,549	1,733,009
3.000%, 06/01/46	3,426,288	3,345,872
3.000%, 06/01/46	1,739,012	1,698,204
4.000%, 07/01/46	2,518,224	2,590,659
4.500%, 09/01/46	1,465,015	1,550,585
4.000%, 10/01/46	1,667,099	1,712,827
3.000%, 10/01/46	1,784,785	1,742,994
4.500%, 01/01/47	1,926,661	2,026,291
4.000%, 01/01/47	2,175,357	2,241,141
4.000%, 05/01/47	4,032,200	4,151,059
4.000%, 06/01/47	2,786,486	2,864,071
3.500%, 08/01/47	1,935,960	1,942,834
3.500%, 08/01/47	1,928,546	1,935,693
		101,709,078

COMMERCIAL MORTGAGE-BACKED: 3.9%
Bayview Opportunity Master Fund IVa Trust 2016, 4.000%, 04/28/55 (c)	1,912,085	1,951,325
COLT 2018-1 Mortgage Loan Trust, 2.981%, 02/25/48 (c)(e)	383,006	383,945
Deephaven Residential Mortgage Trust 2018-1, 3.027%, 12/25/57 (c)(e)	1,392,712	1,392,712
Dell Equipment Finance Trust 2017-2, 144A, 2.470%, 10/24/22 (c)	750,000	739,167
FREMF Mortgage Trust, 144A, 4.612%, 01/25/48 (c)(e)	2,986,504	3,089,380
Mastr Asset Backed Securities Trust 2007-NCW, 144A, 2.472%, 05/25/37 (b)(c)(e)	1,788,357	1,754,263
Metlife Securitization Trust 2017-1, 144A, 3.000%, 04/25/55 (c)(e)	700,859	697,514
Mill City Mortgage Trust 2015-1, 3.583%, 06/25/56 (c)(e)	2,000,000	2,062,546
Radnor RE 2018-1, Ltd., 3.254%, 03/25/28 (c)(e)	3,000,000	3,006,563
Sequoia Mortgage Trust 2017-CH2, 144A, 4.000%, 12/25/47 (c)(e)	913,064	927,838
Sequoia Mortgage Trust 2018-CH1, 4.000%, 02/25/48 (c)(e)	736,724	743,096
SoFi Professional Loan Program 2017-F LLC, 144A, 2.840%, 01/25/41 (c)	1,000,000	984,799
Sofi Professional Loan Program 2018-A LLC, 2.222%, 02/25/42 (c)(e)	945,979	947,235
TES 2017-2 LLC, 144A, 4.120%, 02/20/48 (b)(c)	1,953,289	1,955,731
Tesla Auto Lease Trust 2018-A, 2.750%, 02/20/20 (c)	500,000	499,192
Towd Point Mortgage Trust 2015-1, 144A, 3.250%, 10/25/53 (c)(e)	2,000,000	1,995,647
Towd Point Mortgage Trust 2015-1, 144A, 3.750%, 11/25/57 (c)(e)	1,000,000	1,026,611
Towd Point Mortgage Trust 2015-1, 3.570%, 11/25/60 (c)(e)	2,000,000	2,101,796
Towd Point Mortgage Trust 2017-5, 144A, 2.472%, 02/25/57 (c)(e)	890,371	895,796
		27,155,156

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $179,572,632)		175,312,718

TOTAL BONDS
(Cost $674,832,550)		665,094,316

CERTIFICATES OF DEPOSIT: 0.0% (f)
Community Credit Union of Lynn, 2.200%, 11/29/22	250,000	243,441
Hope Community Credit Union, 1.300%, 05/07/18	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT		343,441
(Cost $350,000)

MONEY MARKET: 2.7%
State Street Institutional U.S. Government Money Market Fund, 1.620% (g)(h)	18,667,469	18,667,469
TOTAL MONEY MARKET
(Cost $18,667,469)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.694% (g)	9,114,730	9,114,730
(Cost $9,114,730)

TOTAL INVESTMENTS: 100.7%
(Cost $704,960,462)		695,230,894

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 1.3%		(9,114,730)

Other assets and liabilities - (net): 0.6%		4,205,244

Net Assets: 100.0%		$690,321,408

(a)	Fair valued security.
(b)	Illiquid security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security of partial position of this security was on loan as of March 31, 2018. The total market value of securities on loan as of March 31, 2018 was $22,069,218.
(e)	Rate shown reflects the accrual rate as of March 31, 2018 on securities with variable or step rates.
(f)	Rounds to less than 0.05%.
(g)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(h)	Premier Class shares

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2018

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.5%
ENERGY: 0.5%
Chaparral Energy, Inc., Class A (a)	79,025	$1,402,694
Chaparral Energy, Inc., Class B (a)(b)(c)	19,281	322,957
		1,725,651

HEALTH CARE: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	0

RETAIL: 0.0% (d)
Charlotte Russe, Inc. (a)(b)	7,784	155,680

TOTAL COMMON STOCKS		1,881,331
(Cost $2,742,729)

PREFERRED STOCKS: 0.2%
HEALTH CARE: 0.0%
Interactive Health, Inc., 0.000% (b)(c)	1,412	0

LEISURE: 0.2%
RLJ Lodging Trust, REIT, 1.950%	38,500	977,130

TOTAL PREFERRED STOCKS		977,130
(Cost $1,355,497)

BONDS: 94.1%
CORPORATE BONDS: 92.6%
AUTOMOTIVE: 3.0%
Allison Transmission, Inc., 144A, 5.000%, 01/10/24 (e)	$950,000	944,063
Allison Transmission, Inc., 144A, 4.750%, 01/10/27 (e)	950,000	897,750
Delphi Technologies PLC, 144A, 5.000%, 01/10/25 (e)	1,950,000	1,874,438
FXI Holdings, Inc., 144A, 7.875%, 01/11/24 (e)	950,000	932,781
IHO Verwaltungs GmbH, 144A, 4.500%, 09/15/23 (e)	1,900,000	1,850,125
IHO Verwaltungs GmbH, 144A, 4.750%, 09/15/26 (e)	950,000	917,938
Meritor, Inc., 6.250%, 02/15/24	2,225,000	2,322,343
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (e)	1,500,000	1,552,500
TI Group Automotive Systems LLC, 144A, 8.750%, 07/15/23 (e)	701,000	739,555
		12,031,493

BANKING: 3.8%
Ally Financial, Inc., 3.500%, 01/27/19	2,450,000	2,459,188
Ally Financial, Inc., 4.250%, 04/15/21	2,000,000	2,010,000
Ally Financial, Inc., 4.125%, 02/13/22	2,300,000	2,294,250
Ally Financial, Inc., 5.750%, 11/20/25	1,800,000	1,861,290
CIT Group, Inc., 5.000%, 08/01/23	1,000,000	1,025,950
CIT Group, Inc., 5.250%, 03/07/25	500,000	513,160
CIT Group, Inc., 6.125%, 03/09/28	950,000	988,000
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	2,900,000	3,075,142
Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	900,000	916,719
		15,143,699

BASIC INDUSTRY: 11.2%
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (e)	1,450,000	1,569,625
Aleris International, Inc., 7.875%, 11/01/20	500,000	495,000
Aleris International, Inc., 144A, 9.500%, 04/01/21 (e)	450,000	469,688
ArcelorMittal, 6.125%, 06/01/25	1,950,000	2,130,375
BlueScope Steel Finance, Ltd/USA LLC, 144A, 6.500%, 05/15/21 (e)	3,800,000	3,949,985
Cleveland-Cliffs, Inc., 144A, 4.875%, 01/15/24 (e)	1,450,000	1,410,125
Cleveland-Cliffs, Inc., 144A, 5.750%, 03/01/25 (e)	500,000	479,375
Coeur Mining, Inc., 5.875%, 06/01/24	1,900,000	1,897,625
Core & Main, LP, 144A, 6.125%, 08/15/25 (e)	1,500,000	1,470,000
FBM Finance, Inc., 144A, 8.250%, 08/15/21 (e)	2,000,000	2,100,000
GCP Applied Technologies, Inc., 144A, 5.500%, 04/15/26 (e)	950,000	948,813
Ingevity Corp., 144A, 4.500%, 02/01/26 (e)	1,425,000	1,375,125
Lennar Corp., 4.875%, 12/15/23	975,000	982,410
Lennar Corp., 4.750%, 05/30/25	1,000,000	988,750
Lennar Corp., 144A, 4.750%, 11/29/27 (e)	950,000	914,375
Mercer International, Inc.,, 6.500%, 02/01/24	1,900,000	1,995,000
Meritage Homes Corp., 5.125%, 06/06/27	1,900,000	1,800,250
New Enterprise Stone & Lime Co, Inc.,144A, 6.250%, 03/15/26 (e)	950,000	953,563
Novelis Corp., 144A, 5.875%, 09/30/26 (e)	1,000,000	982,500
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (e)	900,000	969,750
SPCM SA, 144A, 4.875%, 09/15/25 (e)	950,000	925,063
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (e)	4,000,000	4,120,000
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (e)	2,050,000	2,059,635
TRI Pointe Group, Inc., 5.250%, 06/01/27	1,900,000	1,788,375
US Concrete, Inc., 6.375%, 06/01/24	1,850,000	1,928,625
USG Corp., 144A, 4.875%, 06/01/27 (e)	900,000	911,250
Valvoline, Inc., 5.500%, 07/15/24	1,900,000	1,954,625
WESCO Distribution, Inc., 5.375%, 06/15/24	2,850,000	2,874,938
		44,444,845

CAPITAL GOODS: 6.0%
ARD Finance SA, 7.125%, 09/15/23	2,000,000	2,077,500
ARD Securities Finance SARL,144A, 8.750%, 01/31/23 (e)	1,000,000	1,050,000
Ardagh Packaging Finance PLC/ Holdings USA, Inc., 144A, 7.250%, 05/15/24 (e)	1,000,000	1,067,500
Ball Corp., 4.875%, 03/15/26	1,900,000	1,909,690
Bombardier, Inc., 144A, 8.750%, 12/01/21 (e)	450,000	495,562
Bombardier, Inc., 144A, 7.500%, 12/01/24 (e)	1,950,000	2,023,125
Crown Americas LLC / Crown Americas Capital Corp. VI, 144A, 4.750%, 02/01/26 (e)	1,150,000	1,115,500
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (e)	1,100,000	1,113,750
Itron, Inc., 144A, 5.000%, 01/15/26 (e)	1,000,000	987,800
Manitowoc Co, Inc., The, 144A, 12.750%, 08/15/21 (e)	2,250,000	2,542,500
Matthews International Corp., 144A, 5.250%, 12/01/25 (e)	950,000	938,125
OI European Group BV, 144A, 4.000%, 03/15/23 (e)	1,900,000	1,814,500
RBS Global, Inc. / Rexnord LLC, 144A, 4.875%, 12/15/25 (e)	950,000	923,875
Shape Technologies Group, Inc., 144A, 7.625%, 02/01/20 (e)	1,650,000	1,687,950
Tennant Co., 5.625%, 05/01/25	1,400,000	1,435,000
Vertiv Group Corp., 144A, 9.250%, 10/15/24 (e)	950,000	997,500
Vertiv Intermediate Holding Corp., 144A, 12.000%, 02/15/22 (e)	1,500,000	1,593,750
		23,773,627

CONSUMER GOODS: 4.4%
Central Garden & Pet Co, 5.125%, 02/01/28	2,000,000	1,905,000
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (e)	2,400,000	2,376,000
High Ridge Brands Co., 144A, 8.875%, 03/15/25 (e)	3,000,000	2,670,000
Lamb Weston Holdings, Inc., 144A, 4.875%, 11/01/26 (e)	950,000	944,062
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (e)	1,450,000	1,381,125
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (e)	1,950,000	1,945,125
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (e)	2,500,000	2,575,000
Tempur Sealy International, Inc., 5.500%, 06/15/26	1,900,000	1,833,500
US Foods, Inc., 144A, 5.875%, 06/15/24 (e)	1,900,000	1,952,250
		17,582,062

ENERGY: 13.3%
AmeriGas Partners LP/Finance Corp., 5.625%, 05/20/24	1,500,000	1,498,125
AmeriGas Partners LP/Finance Corp., 5.750%, 05/20/27	950,000	913,188
Antero Midstream Partners LP/Finance Corp., 5.375%, 09/15/24	1,900,000	1,923,750
Antero Resources Corp., 5.375%, 11/01/21	700,000	714,875
Antero Resources Corp., 5.625%, 06/01/23	1,900,000	1,947,500
Antero Resources Corp., 5.000%, 03/01/25	950,000	957,125
Archrock Partners LP/Finance Corp., 6.000%, 04/01/21	1,750,000	1,760,937
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	1,000,000	997,500
Ascent Resources Utica Holdings LLC, 144A, 10.000%, 04/01/22 (e)	1,400,000	1,519,000
Diamond Offshore Drilling, Inc., 7.875%, 08/15/25	950,000	955,938
Ensco PLC, 7.750%, 02/01/26	1,000,000	920,000
Exterran Energy Solutions LP/EES Finance Corp., 144A, 8.125%, 05/01/25 (e)	1,900,000	2,018,750
Extraction Oil & Gas, Inc., 144A, 7.375%, 05/15/24 (e)	950,000	997,500
Extraction Oil & Gas, Inc., 144A, 5.625%, 02/01/26 (e)	1,000,000	946,250
Genesis Energy LP / Finance Corp., 6.000%, 05/15/23	1,000,000	990,000
Genesis Energy LP / Finance Corp., 5.625%, 06/15/24	1,450,000	1,373,875
Genesis Energy LP / Finance Corp., 6.250%, 05/15/26	400,000	382,000
Great Western Petroleum LLC/Finance Corp., 144A, 9.000%, 09/30/21 (e)	2,000,000	2,060,000
Hess Infrastructure Partners LP/Finance Corp., 144A, 5.625%, 02/15/26 (e)	1,950,000	1,925,625
ION Geophysical Corp., 9.125%, 12/15/21	2,250,000	2,295,000
KCA Deutag UK Finance PLC, 144A, 9.875%, 04/01/22 (e)	1,000,000	1,049,470
KCA Deutag UK Finance PLC, 144A, 9.625%, 04/01/23 (e)	1,000,000	1,008,750
Laredo Petroleum, Inc., 6.250%, 03/15/23	1,350,000	1,360,125
Noble Holding International, Ltd., 7.750%, 01/15/24	505,000	470,913
Parkland Fuel Corp., 144A, 6.000%, 04/01/26 (e)	1,900,000	1,914,250
Parsley Energy LLC/Finance Corp., 144A, 5.625%, 10/15/27 (e)	1,950,000	1,954,875
Precision Drilling Corp., 7.750%, 12/15/23	950,000	991,563
Pride International, Inc., 6.875%, 08/15/20	1,000,000	1,050,000
RSP Permian, Inc., 5.250%, 01/15/25	950,000	986,813
Southwestern Energy Co., 6.700%, 01/23/25	500,000	487,750
Southwestern Energy Co., 7.500%, 04/01/26	950,000	964,250
Sunoco LP/ Finance Corp., 144A, 5.500%, 02/15/26 (e)	500,000	483,750
Sunoco LP/ Finance Corp., 144A, 5.875%, 03/15/28 (e)	900,000	871,875
Tallgrass Energy Partners LP/Finance Corp., 144A, 5.500%, 09/15/24 (e)	1,900,000	1,942,750
Tallgrass Energy Partners LP/Finance Corp., 144A, 5.500%, 01/15/28 (e)	1,475,000	1,489,750
Tapstone Energy, LLC/Finance Corp., 144A, 9.750%, 06/01/22 (e)	2,000,000	1,670,000
Targa Resources Partners LP/Finance Corp., 5.250%, 05/01/23	1,350,000	1,363,500
Targa Resources Partners LP/Finance Corp., 144A, 5.000%, 01/15/28 (e)	1,900,000	1,819,250
TransMontaigne Partners LP, 6.125%, 02/15/26	1,900,000	1,914,250
WildHorse Resource Development Corp., 6.875%, 02/01/25	1,900,000	1,914,250
		52,805,072

FINANCIAL SERVICES: 1.9%
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	3,123,750
OneMain Financial Holdings LLC, 144A, 7.250%, 12/15/21 (e)	475,000	492,515
Park Aerospace Holdings, Ltd., 144A, 5.250%, 08/15/22 (e)	1,800,000	1,770,210
Springleaf Finance Corp., 6.125%, 05/15/22	1,000,000	1,021,600
Springleaf Finance Corp., 6.875%, 03/15/25	950,000	955,938
		7,364,013

HEALTH CARE: 7.6%
Avantor, Inc., 144A, 6.000%, 10/01/24 (e)	1,400,000	1,396,500
Avantor, Inc., 144A, 9.000%, 10/01/25 (e)	2,000,000	1,975,000
Centene Corp., 5.625%, 02/15/21	450,000	463,500
Centene Corp., 6.125%, 02/15/24	900,000	938,880
Change Healthcare Holdings LLC/Finance, Inc., 144A, 5.750%, 03/01/25 (e)	1,000,000	995,300
DaVita, Inc. , 5.125%, 07/15/24	950,000	929,219
Endo Dac/Finance, LLC/Finco, Inc., 144A, 5.875%, 10/15/24 (e)	600,000	594,000
Endo Finance, LLC/Finco, Inc., 144A, 7.250%, 01/15/22 (e)	850,000	741,625
HCA, Inc., 5.875%, 05/01/23	2,750,000	2,853,125
HCA, Inc., 5.375%, 02/01/25	1,000,000	1,005,000
HCA, Inc., 5.875%, 02/15/26	4,850,000	4,947,000

HCA, Inc., 5.250%, 06/15/26	500,000	507,750
Hologic, Inc., 144A, 4.375%, 10/15/25 (e)	950,000	919,125
Kindred Healthcare, Inc., 6.375%, 04/15/22	550,000	555,500
Kindred Healthcare, Inc., 8.750%, 01/15/23	1,000,000	1,062,500
LifePoint Health, Inc., 5.375%, 05/01/24	1,900,000	1,864,375
MEDNAX, Inc., 144A, 5.250%, 12/01/23 (e)	1,400,000	1,410,500
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,055,020
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	950,000	933,660
Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 05/15/22 (e)	1,000,000	980,000
Sabra Health Care, LP, REIT, 5.125%, 08/15/26	2,400,000	2,317,558
Teva Pharmaceutical Finance Netherlands III BV, 144A, 6.000%, 04/15/24 (e)	950,000	923,770
Teva Pharmaceutical Finance Netherlands III BV, 144A, 6.750%, 03/01/28 (e)	950,000	940,394
		30,309,301

INSURANCE: 0.7%
AssuredPartners, Inc., 144A, 7.000%, 08/15/25 (e)	2,000,000	1,980,000
MGIC Investment Corp., 5.750%, 08/15/23	950,000	999,874
		2,979,874

LEISURE: 3.6%
Carlson Travel, Inc., 144A, 6.750%, 12/15/23 (e)	450,000	450,000
Carlson Travel, Inc., 144A, 9.500%, 12/15/24 (e)	1,000,000	936,250
Cedar Fair LP, 144A, 5.375%, 04/15/27 (e)	1,400,000	1,389,500
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (e)	2,800,000	2,730,840
FelCor Lodging LP, 6.000%, 06/01/25	950,000	983,250
Hilton Worldwide Finance, LLC/Corp., 4.625%, 04/01/25	450,000	450,563
Hilton Worldwide Finance, LLC/Corp., 4.875%, 04/01/27	1,425,000	1,412,530
MGM Growth Properties Operating Partnership, LP, 4.500%, 09/01/26	2,900,000	2,784,000
MGM Resorts International, 4.625%, 09/01/26	900,000	861,750
Scientific Games International, Inc., 10.000%, 12/01/22	2,136,000	2,308,215
		14,306,898

MEDIA: 10.8%
Altice Financing SA, 144A, 6.625%, 02/15/23 (e)	2,000,000	1,985,000
Altice Financing SA, 144A, 7.500%, 05/15/26 (e)	1,250,000	1,228,125
Altice France SA/France, 144A, 6.000%, 05/15/22 (e)	2,000,000	1,957,460
Altice France SA/France, 144A, 6.250%, 05/15/24 (e)	1,850,000	1,750,562
Altice France SA/France, 144A, 7.375%, 05/01/26 (e)	1,900,000	1,816,875
Altice Luxembourg SA, 144A, 7.750%, 05/15/22 (e)	950,000	885,866
Altice US Finance I Corp., 144A, 5.375%, 07/15/23 (e)	1,000,000	1,015,500
AMC Networks, Inc., 4.750%, 08/01/25	950,000	917,824
Cablevision Systems Corp., 5.875%, 09/15/22	1,000,000	994,700
CBS Radio, Inc., 144A, 7.250%, 11/01/24 (e)	900,000	921,375
CCO Holdings LLC/Capital Corp., 144A, 5.375%, 05/01/25 (e)	900,000	888,750
CCO Holdings LLC/Capital Corp., 144A, 5.750%, 02/15/26 (e)	2,000,000	1,995,020
CCO Holdings LLC/Capital Corp., 144A, 5.500%, 05/01/26 (e)	1,000,000	981,250
CCO Holdings LLC/Capital Corp., 144A, 5.125%, 05/01/27 (e)	975,000	928,103
CCO Holdings LLC/Capital Corp., 144A, 4.000%, 03/01/23 (e)	950,000	914,375
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 144A, 7.500%, 04/01/28 (e)	1,000,000	1,027,500
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,000,000	1,002,500
CSC Holdings LLC, 144A, 10.125%, 01/15/23 (e)	1,900,000	2,113,750
CSC Holdings LLC, 144A, 5.500%, 04/15/27 (e)	500,000	480,000
E.W. Scripps Co., The, 144A, 5.125%, 05/15/25 (e)	1,450,000	1,352,125
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (e)	2,000,000	2,030,000
Harland Clarke Holdings Corp., 144A, 9.250%, 03/01/21 (e)	1,000,000	1,027,800
Harland Clarke Holdings Corp., 144A, 8.375%, 08/15/22 (e)	900,000	918,000
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (e)	2,100,000	2,167,620
Nexstar Broadcasting, Inc., 144A, 5.625%, 08/01/24 (e)	950,000	933,090
Sinclair Television Group, Inc., 144A, 5.625%, 08/01/24 (e)	1,250,000	1,243,750
Sirius XM Radio, Inc., 144A, 6.000%, 07/15/24 (e)	900,000	927,558
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (e)	2,100,000	2,089,500
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (e)	1,950,000	1,930,500
Virgin Media Finance PLC, 144A, 6.000%, 10/15/24 (e)	950,000	944,063
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (e)	1,450,000	1,412,837

VTR Finance BV, 144A, 6.875%, 01/15/24 (e)	1,900,000	1,983,619
		42,764,997

REAL ESTATE: 2.0%
Five Point Operating Co LP / Five Point Capital Corp., 144A, 7.875%, 11/15/25 (e)	950,000	960,687
Greystar Real Estate Partners LLC, 144A, 5.750%, 12/01/25 (e)	1,450,000	1,450,000
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,535,625
iStar, Inc., 6.000%, 04/01/22	1,000,000	1,005,000
iStar, Inc., 5.250%, 09/15/22	500,000	485,000
Kennedy-Wilson, Inc., 5.875%, 04/01/24	700,000	697,375
Kennedy-Wilson, Inc., 144A, 5.875%, 04/01/24 (e)	1,000,000	996,250
Starwood Property Trust, Inc., 144A, 3.625%, 02/01/21 (e)	1,000,000	985,000
		8,114,937

RETAIL: 3.6%
KFC Holding/Pizza Hut Holdings/Taco Bell of America, 144A, 5.000%, 06/01/24 (e)	500,000	498,125
KFC Holding/Pizza Hut Holdings/Taco Bell of America, 144A, 4.750%, 06/01/27 (e)	1,900,000	1,833,500
New Red Finance, Inc., 144A, 4.250%, 05/15/24 (e)	1,900,000	1,822,100
New Red Finance, Inc., 144A, 5.000%, 10/15/25 (e)	1,950,000	1,866,540
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (e)	1,950,000	1,964,625
PetSmart, Inc., 144A, 8.875%, 06/01/25 (e)	1,250,000	718,750
PetSmart, Inc., 144A, 5.875%, 06/01/25 (e)	2,000,000	1,455,000
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	2,900,000	2,881,874
SUPERVALU, Inc., 7.750%, 11/15/22	1,200,000	1,161,000
		14,201,514

SERVICES: 4.3%
Ahern Rentals, Inc., 144A, 7.375%, 05/15/23 (e)	950,000	926,250
Algeco Global Finance PLC, 144A, 8.000%, 02/15/23 (e)	950,000	950,000
Aramark Services, Inc., 144A, 5.000%, 04/01/25 (e)	1,450,000	1,464,935
Aramark Services, Inc., 4.750%, 06/01/26	450,000	436,500
Aramark Services, Inc., 144A, 5.000%, 02/01/28 (e)	500,000	490,625
GFL Environmental, Inc., 144A, 5.375%, 03/01/23 (e)	1,900,000	1,871,500
Iron Mountain, Inc., 5.750%, 08/15/24	950,000	925,062
Iron Mountain, Inc., 144A, 5.250%, 03/15/28 (e)	1,000,000	946,250
Iron Mountain US Holdings, Inc., 144A, 5.375%, 06/01/26 (e)	475,000	456,594
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (e)	1,450,000	1,446,375
Michael Baker International LLC, 144A, 8.750%, 03/01/23 (e)	1,000,000	965,000
Prime Security Services Borrower LLC/Finance, Inc., 144A, 9.250%, 05/15/23 (e)	811,000	880,892
Staples, Inc., 144A, 8.500%, 09/15/25 (e)	1,900,000	1,762,250
United Rentals North America, Inc., 5.750%, 11/15/24	1,900,000	1,985,120
West Corp., 144A, 8.500%, 10/15/25 (e)	1,500,000	1,458,750
		16,966,103

TECHNOLOGY & ELECTRONICS: 4.9%
CommScope, Inc., 144A, 5.500%, 06/15/24 (e)	950,000	973,750
CommScope Technologies LLC, 144A, 5.000%, 03/15/27 (e)	1,400,000	1,333,500
Dell International LLC/EMC Corp, 144A, 5.875%, 06/15/21 (e)	1,950,000	2,008,500
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (e)	1,450,000	1,551,840
Exela Intermediate LLC/Finance, Inc., 144A, 10.000%, 07/15/23 (e)	975,000	990,844
First Data Corp., 144A, 5.000%, 01/15/24 (e)	2,900,000	2,910,875
HNA Echotech Panorama Cayman Co. Ltd., 144A, 8.000%, 04/15/21 (e)	1,600,000	1,536,000
Micron Technology, Inc., 144A, 5.250%, 01/15/24 (e)	1,000,000	1,038,750
Micron Technology, Inc., 5.500%, 02/01/25	1,000,000	1,042,500
Syniverse Holdings, Inc., 9.125%, 01/15/19	1,021,000	1,019,085
TIBCO Software, Inc., 144A, 11.375%, 12/01/21 (e)	2,000,000	2,181,250
TTM Technologies, Inc., 144A, 5.625%, 10/01/25 (e)	900,000	897,750
VeriSign, Inc., 4.750%, 07/15/27	950,000	914,375
Versum Materials, Inc., 144A, 5.500%, 09/30/24 (e)	950,000	983,250
		19,382,269

TELECOMMUNICATIONS: 9.3%
CenturyLink, Inc., 7.500%, 04/01/24	1,400,000	1,414,000

CenturyLink, Inc., 5.625%, 04/01/25	950,000	862,125
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (e)	1,700,000	1,746,750
Equinix, Inc., 5.375%, 04/01/23	1,000,000	1,026,250
Equinix, Inc., 5.750%, 01/01/25	1,000,000	1,045,000
Equinix, Inc., 5.375%, 05/15/27	1,500,000	1,526,250
Frontier Communications Corp, 10.500%, 09/15/22	1,000,000	841,330
Frontier Communications Corp., 6.875%, 01/15/25	900,000	536,625
Frontier Communications Corp., 11.000%, 09/15/25	450,000	339,469
Frontier Communications Corp.,144A, 8.500%, 04/01/26 (e)	1,900,000	1,843,000
Inmarsat Finance PLC, 144A, 6.500%, 10/01/24 (e)	900,000	915,750
Level 3 Financing, Inc., 5.375%, 01/15/24	1,950,000	1,904,915
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	945,000
Level 3 Parent, LLC, 5.750%, 12/01/22	900,000	900,000
Sprint Capital Corp., 6.875%, 11/15/28	1,000,000	935,000
Sprint Communications, Inc., 7.000%, 08/15/20	1,400,000	1,459,500
Sprint Communications, Inc., 6.000%, 11/15/22	2,000,000	1,967,500
Sprint Corp., 7.250%, 09/15/21	2,400,000	2,487,000
Sprint Corp., 7.875%, 09/15/23	1,000,000	1,022,500
Sprint Corp., 7.125%, 06/15/24	1,000,000	977,500
Sprint Corp., 7.625%, 03/01/26	1,000,000	978,200
T-Mobile USA, Inc., 6.625%, 04/01/23	2,000,000	2,066,260
T-Mobile USA, Inc., 6.000%, 04/15/24	2,000,000	2,088,200
T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,047,500
T-Mobile USA, Inc., 5.125%, 04/15/25	500,000	503,750
T-Mobile USA, Inc., 6.500%, 01/15/26	1,000,000	1,065,000
Uniti Group, LP/CSL Capital LLC, 144A, 7.125%, 12/15/24 (e)	1,000,000	910,000
Windstream Services LLC, 7.750%, 10/15/20	2,400,000	2,016,000
Zayo Group LLC/ Zayo Capital, Inc., 6.375%, 05/15/25	1,400,000	1,454,250
		36,824,624

TRANSPORTATION: 0.8%
Air Canada, 144A 7.750%, 04/15/21 (e)	1,150,000	1,262,125
Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	2,000,000	2,055,000
		3,317,125

UTILITY: 1.4%
AES Corp./VA, 4.500%, 03/15/23	950,000	968,478
Atlantica Yield PLC, 144A, 7.000%, 11/15/19 (e)	1,400,000	1,452,500
NextEra Energy Operating Partners LP, 144A, 4.500%, 09/15/27 (e)	1,425,000	1,348,405
TerraForm Power Operating LLC, 144A, 4.250%, 01/31/23 (e)	1,000,000	963,750
TerraForm Power Oprtating LLC, 144A, 5.000%, 01/31/28 (e)	900,000	857,250
		5,590,383

TOTAL CORPORATE BONDS		367,902,836
(Cost $371,351,220)		.

LOANS: 1.5%
RETAIL: 0.8%
Charlotte Russe, Inc., 8.500%, 12/15/22 (b)	3,266,994	3,234,324

TELECOMMUNICATIONS: 0.7%
PRWireless PR, LLC, 3 month USD LIBOR + 5.250%, 06/29/20 (b)	2,887,307	2,829,560

TOTAL LOANS		6,063,884
(Cost $10,262,902)

TOTAL BONDS		373,966,720
(Cost $381,614,122)

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, 0.500%, 05/10/18	100,074	100,074
Beneficial State Bank, 1.000%, 01/21/19	200,000	200,000
Beneficial State Bank, FSB CDARS, 0.400%, 04/26/18	100,260	100,260
Self Help Credit Union, 1.300%, 01/04/19	100,000	100,000
Shared Interest, Inc., 0.700%, 09/30/18	500,000	500,000
Urban Partnership Bank, 0.300%, 07/01/18	100,539	100,539
Urban Partnership Bank, 0.300%, 08/03/18	100,076	100,076
TOTAL CERTIFICATES OF DEPOSIT		1,200,949
(Cost $1,200,949)

MONEY MARKET: 3.6%
Beneficial State Bank Money Market Account, 0.200% (f)	200,881	200,881
State Street Institutional U.S. Government Money Market Fund, 1.620% (g)(h)	14,151,218	14,151,218
(Cost $14,352,099)		14,352,099

TOTAL INVESTMENTS: 98.7%		392,378,229
(Cost $401,265,396)

Other assets and liabilities - (net): 1.3%		5,082,523

Net Assets: 100.0%		$397,460,752

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Rounds to less than 0.05%
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(f)	Rate shown represents annualized 30-day yield as of March 31, 2018.
(g)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(h)	Premier Class shares

3-month USD LIBOR - 3-month USD London Interbank Offered Rate as of March 31, 2018 is 2.312%.

LIBOR - London Interbank Offered Rate as of March 31, 2018 is 1.697%.

Schedule of Investments (Unaudited)
Pax Balanced Fund	March 31, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 93.7%
Pax Core Bond Fund (a)	69,699,685	$685,844,898
Pax ESG Beta Dividend Fund (a)	12,519,108	141,716,298
Pax Large Cap Fund (a)	64,660,590	686,048,861
Pax Mid Cap Fund (a)	11,951,871	130,155,874
Pax MSCI EAFE ESG Leaders Index Fund (a)	20,227,548	184,070,685

TOTAL AFFILIATED INVESTMENT COMPANIES		1,827,836,616
(Cost $1,755,947,268)

EXCHANGE-TRADED FUNDS: 1.5%
iShares Core U.S. Aggregate Bond ETF	280,000	30,030,000

TOTAL EXCHANGE-TRADED FUNDS		30,030,000
(Cost $29,954,316)

MONEY MARKET: 5.6%
State Street Institutional U.S. Government Money Market Fund, 1.620% (b)(c)	109,235,373	109,235,373
(Cost $109,235,373)

TOTAL INVESTMENTS: 100.8%		1,967,101,989
(Cost $1,895,136,957)

Other assets and liabilities - (net):- 0.8%		(15,779,629)

Net Assets: 100.0%		$1,951,322,360

(a)	Institutional Class shares
(b)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(c)	Premier Class shares

March 31, 2018

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2018, Trust I offered ten investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III. Effective February 26, 2018, the name of the Pax Ellevate Global Women’s Index Fund changed to the Pax Ellevate Global Women’s Leadership Fund.

These schedules of investments relate to the Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Leaders Fund”), Global Women’s Leadership Fund, Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and Pax Balanced Fund (the “Balanced Fund”).

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For purposes of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which fair value pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2018, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $276,251 representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $322,957, representing 0.08% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2018:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$679,617,145	$-	$-	$679,617,145
Cash Equivalents	12,723,359	-	-	12,723,359
Total	$692,340,504	$-	$-	$692,340,504
Mid Cap
Common Stocks	$126,362,810	$-	$-	$126,362,810
Cash Equivalents	4,408,732	-	-	4,408,732
Total	$130,771,542	$-	$-	$130,771,542
Small Cap
Common Stocks	$779,201,346	$-	$-	$779,201,346
Cash Equivalents	10,442,355	-	-	10,442,355
Total	$789,643,701	$-	$-	$789,643,701
ESG Beta Quality
Common Stocks	$205,677,668	$-	$-	$205,677,668
Cash Equivalents	2,175,918	-	-	2,175,918
Total	$207,853,586	$-	$-	$207,853,586
ESG Beta Dividend
Common Stocks	$141,275,252	$-	$-	$141,275,252
Cash Equivalents	1,037,032	-	-	1,037,032
Total	$142,312,284	$-	$-	$142,312,284
EAFE ESG Leaders
Common Stocks	$2,675,815	$647,163,055	$-	$649,838,870
Preferred Stocks	-	3,044,773	-	3,044,773
Exchange -Traded Funds	10,796,941	-	-	10,796,941
Total	$13,472,756	$650,207,828	$-	$663,680,584
Global Women’s Leadership
Common Stocks	$135,276,649	$66,195,722	$-	$201,472,371
Preferred Stocks	-	289,860	-	289,860
Exchange Traded Funds	2,322,092	-	-	2,322,092
Cash Equivalents	357,557	-	-	357,557
Total	$137,956,298	$66,485,582	$-	$204,441,880
Global Environmental Markets
Common Stocks	$359,210,594	$301,732,771	$-	$660,943,365
Cash Equivalents	13,986,532	-	-	13,986,532
Total	$373,197,126	$301,732,771	$-	$674,929,897
Core Bond
Exchange-Traded Funds	$2,010,938	$-	$-	$2,010,938
Community Investment Notes	-	3,096,731	276,251	3,372,982
Corporate Bonds	-	199,069,689	-	199,069,689
U.S. Gov't Agency Bonds	-	16,720,240	-	16,720,240
Government Bonds	-	5,046,765	-	5,046,765
Municipal Bonds	-	36,157,794	-	36,157,794
U.S. Treasury Notes	-	229,414,128	-	229,414,128
Mortgage-Backed Securities	-	175,312,718	-	175,312,718
Cash Equivalents	27,782,199	343,441	-	28,125,640
Total	$29,793,137	$665,161,506	$276,251	$695,230,894
High Yield Bond
Common Stocks	$1,558,374	$-	$322,957	$1,881,331
Preferred Stocks	977,130	-	0	977,130
Corporate Bonds	-	367,902,836	-	367,902,836
Loans	-	6,063,884	-	6,063,884
Cash Equivalents	14,352,099	1,200,949	-	15,553,048
Total	$16,887,603	$375,167,669	$322,957	$392,378,229
Balanced
Affiliated Investment Companies	$1,827,836,616	$-	$-	$1,827,836,616
Exchange-Traded Funds	30,030,000	-	-	30,030,000
Cash Equivalents	109,235,373	-	-	109,235,373
Total	$1,967,101,989	$-	$-	$1,967,101,989

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Community Investment Notes
Balance as of December 31, 2017	$276,251
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	0
Purchases/Received in Exchange	-
Sales/Maturities	-
Transfers in to and/or out of Level Three	-
Balance as of March 31, 2018	$276,251

High Yield Bond Fund
Stocks
Balance as of December 31, 2017	$437,486
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	(114,529)
Purchases/Received in Exchange	0
Sales	-
Transfers in to and/or out of Level Three	-
Balance as of March 31, 2018	$322,957

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $25,543,636 for the EAFE ESG Leaders Fund and $2,152,801 for the Global Women’s Leadership Fund and Level 2 to Level 1 transfers were: $441,606 the EAFE ESG Leaders Fund, $28,750 for the Global Women’s Leadership Fund and $6,267,767 for the Global Environmental Markets Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At March 31, 2018, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2018, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$8,097,501	$3,034,516	$5,230,413	$167,428
Mid Cap	11,701,510	-	12,159,819	458,309
Small Cap	58,898,244	2,060,802	59,211,022	2,373,580
ESG Beta Quality	1,541,786	-	1,580,050	38,263
ESG Beta Dividend	456,637	213,799	254,666	11,828
Global Women's Leadership	1,384,114	23,900	1,423,985	63,771
Global Environmental Markets	13,798,540	-	14,227,389	428,849
Core Bond	22,069,218	9,114,730	13,397,749	443,261

*	Non-cash collateral is not included in the financial statements.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Global Women’s Leadership Fund and Global Environmental Markets Fund all of the securities on loan at March 31, 2018 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan at March 31, 2018 are classified as Corporate Bonds or U.S. Treasury and Agency securities the Fund’s Schedule of Investments.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of March 31, 2018:

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Fund: Core Bond Fund
U.S. Treasury and Agency Securities	$13,133,957	$—	$—	$—	$13,133,957
Corporate Debt	8,935,261	—	—	—	8,935,261
Total Borrowings	$22,069,218	$—	$—	$—	$22,069,218

Gross amount of recognized liabilities for securities lending transactions					$22,069,218

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2018 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$149,389,039	$-	$182,239,660	$-
Mid Cap	17,095,380	-	20,594,015	-
Small Cap	124,882,877	-	114,947,700	-
ESG Beta Quality	40,265,606	-	42,867,956	-
ESG Beta Dividend	24,565,241	-	28,271,574	-
EAFE ESG Leaders	52,768,649	-	58,036,922	-
Global Women's Leadership	62,400,809	-	35,842,084	-
Global Environmental Markets	116,098,201	-	34,989,702	-
Core Bond	44,048,456	116,587,443	24,680,533	132,877,644
High Yield Bond	76,770,475	-	86,955,782	-
Balanced	35,473,390	-	100,000,000	-

[1]	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2018 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2018 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$558,949,163	$146,371,301	$12,979,960	$133,391,341
Mid Cap	110,292,293	23,715,216	3,235,968	20,479,248
Small Cap	711,213,493	119,258,112	40,827,904	78,430,208
ESG Beta Quality	130,573,897	79,345,141	2,065,451	77,279,690
ESG Beta Dividend	116,898,039	26,672,162	1,257,917	25,414,245
EAFE ESG Leaders	597,709,463	97,581,376	31,610,256	65,971,120
Global Women's Leadership	182,054,934	28,553,337	6,166,392	22,386,945
Global Environmental Markets	570,933,447	115,679,513	11,683,063	103,996,450
Core Bond	704,960,462	2,120,195	11,849,762	(9,729,567)
High Yield Bond	401,265,396	4,581,050	13,468,217	(8,887,167)
Balanced	1,895,136,957	83,272,405	11,307,373	71,965,032

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of March 31, 2018, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of March 31, 2018.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2018, the Balanced Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/17	Gross Additions	Gross Reductions	Shares Held at 3/31/2018	Value at 12/31/17	Dividend Income	Realized Gains/ Losses[a]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/18

Balanced
Core Bond	69,273,277	426,408	-	69,699,685	$695,503,701	$4,173,178	$-	$(13,781,638)	$685,844,898
EAFE ESG Leaders	26,348,540	-	6,120,992	20,227,548	242,143,087	-	600,647	(3,673,049)	184,070,685
ESG Beta Dividend	12,965,138	-	446,030	12,519,108	149,099,087	-	231,044	(2,613,832)	141,716,298
Large Cap	67,837,134	-	3,176,544	64,660,590	717,038,507	-	1,040,472	2,969,881	686,048,861
Mid Cap	12,404,360	-	452,489	11,951,871	138,184,566	-	(2,699,485)	(329,207)	130,155,874
Total					$1,941,968,948	$4,173,178	$(827,321)	$(17,427,845)	$1,827,836,616

[a]	Includes realized capital gain distributions from an affiliated fund, if any.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended March 31, 2018, the EAFE ESG Leaders Fund, Global Women’s Leadership Fund and High Yield Bond Fund engaged in cross-trades. The EAFE ESG Leaders Fund and High Yield Bond Fund had total purchases of $4,283,951 and $39,987, respectively, and the Global Women’s Leadership Fund had total sales of $4,283,951. The Global Women’s Leadership Fund realized net losses of $22,322 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At March 31, 2018, the Core Bond Fund held $45,636,082 or 6.61% of net assets and the High Yield Bond Fund held $207,536,205 or 52.22% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2018, the Core Bond Fund held $5,927,658 of illiquid securities representing 0.86% of net assets and High Yield Bond Fund held $6,386,841 of illiquid securities, representing 1.61% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at March 31, 2018 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Core Bond Fund
CINI Investment Note, 2.000%, 10/31/20	11/01/14 - 11/01/15	$276,251	$276,251
Master Asset Backed Securities Trust 2007-NCW, 144A, 2.472%, 05/25/37	07/06/17 - 07/06/17	1,727,630	1,754,263
TES 2017-2 LLC, 144A, 4.120%, 02/20/48	12/08/17 - 02/13/18	1,952,615	1,955,731
Tesla Energy Operations, Inc., 4.700%, 05/29/25	05/26/15 - 05/26/15	1,983,604	1,941,413
High Yield Bond Fund
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	443,204	322,957
Charlotte Russe, Inc.	05/21/13 - 01/16/15	359,693	155,680
Charlotte Russe, Inc., 8.500%, 12/15/22	05/21/13 - 01/16/15	7,397,296	3,234,324
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0
PRWireless, LLC, 3 month USD LIBOR + 5.250%, 06/29/20	06/27/14 - 06/27/14	2,865,606	2,829,560

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 29, 2018

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	May 29, 2018